           As filed with the Securities and Exchange Commission.

                                                       '33 Act File No. 33-82174
                                                       '40 Act File No. 811-8666
--------------------------------------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D. C. 20549

                                  FORM N-4

                 REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 6     [x]
                                     and

                      REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 7            [x]

                NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                         (EXACT NAME OF REGISTRANT)

                      NATIONWIDE LIFE INSURANCE COMPANY
                             (NAME OF DEPOSITOR)

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
       (Address of Depositor's Principal Executive Offices) (Zip Code)

      Depositor's Telephone Number, including Area Code: (614) 249-7111

 GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                   (Name and Address of Agent for Service)

     This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information and the Financial Statements.

     It is proposed that this filing will become effective (check appropriate space):

[   ]    immediately upon filing pursuant to paragraph (b) of Rule 485

[   ]    on (date) pursuant to paragraph (b) of Rule 485

[   ]    60 days after filing pursuant to paragraph (a) of Rule 485

[ X ]    on November 3, 1997 pursuant to paragraph (a) of Rule 485

[   ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 25, 1997.

--------------------------------------------------------------------------------

                                   1 of 109

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information


N-4 ITEM                                                                   PAGE
Part A    INFORMATION REQUIRED IN A PROSPECTUS
   Item   1.  Cover page ................................................     8
   Item   2.  Definitions ...............................................    10
   Item   3.  Synopsis or Highlights ....................................    17
   Item   4.  Condensed Financial Information ...........................    18
   Item   5.  General Description of Registrant, Depositor, and
              Portfolio Companies .......................................    19
   Item   6.  Deductions and Expenses ...................................    22
   Item   7.  General Description of Variable Annuity Contracts .........    24
   Item   8.  Annuity Period ............................................    32
   Item   9.  Death Benefit and Distributions ...........................    32
   Item  10.  Purchases and Contract Value ..............................    24
   Item  11.  Redemptions ...............................................    28
   Item  12.  Taxes .....................................................    38
   Item  13.  Legal Proceedings .........................................    46
   Item  14.  Table of Contents of the Statement of Additional
              Information ...............................................    46

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item  15.  Cover Page ..............................................    49
     Item  16.  Table of Contents .......................................    49
     Item  17.  General Information and History .........................    49
     Item  18.  Services ................................................    49
     Item  19.  Purchase of Securities Being Offered ....................    49
     Item  20.  Underwriters ............................................    50
     Item  21.  Calculation of Performance Information ..................    50
     Item  22.  Annuity Payments ........................................    53
     Item  23.  Financial Statements ....................................    54

Part C     OTHER INFORMATION
     Item  24.  Financial Statements and Exhibits .......................    87
     Item  25.  Directors and Officers of the Depositor .................    89
     Item  26.  Persons Controlled by or Under Common Control with the
                Depositor or Registrant .................................    91
     Item  27.  Number of Contract Owners ...............................   101
     Item  28.  Indemnification .........................................   101
     Item  29.  Principal Underwriter ...................................   101
     Item  30.  Location of Accounts and Records ........................   102
     Item  31.  Management Services .....................................   102
     Item  32.  Undertakings ............................................   102


                                   2 of 109

                      SUPPLEMENT DATED NOVEMBER 3, 1997 TO
                        PROSPECTUS DATED MAY 1, 1997 FOR

     INDIVIDUAL MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. The section entitled "SUMMARY OF CONTRACT EXPENSES" located on page 7 of the Prospectus is hereby replaced with the following:

                          SUMMARY OF CONTRACT EXPENSES

     CONTRACT OWNER TRANSACTION EXPENSES

        Maximum Contingent Deferred Sales Charge(1) . . . . . . . . . . .  7 %

       ----------------------------------------------------------------
                 RANGE OF CONTINGENT DEFERRED SALES CHARGE OVER TIME

           Number of Completed Years      Contingent Deferred Sales
         from Date of Purchase Payment        Charge Percentage
                         0                           7%
                         1                           6%
                         2                           5%
                         3                           4%
                         4                           3%
                         5                           2%
                         6                           1%
                         7                           0%
       ----------------------------------------------------------------

     SEPARATE ACCOUNT ANNUAL EXPENSES

        Mortality and Expense Risk Charges ...........................  1.25 %
        Administration Charge ........................................  0.15 %
        Total Separate Account Annual Expenses .......................  1.40 %
          Optional Long Term Care Facility and Death Benefit Riders(2)  0.15 %

    (1) Each Contract Year, the Contract Owner may withdraw without a Contingent Deferred Sales Charge (CDSC) an amount equal to 10% of the total sum of all Purchase Payments made at the time of withdrawal. In addition, any amount withdrawn in order for the Contract to meet minimum distribution requirements under the Code shall be free of CDSC. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan. This CDSC-free withdrawal privilege is non-cumulative; that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Contingent Deferred Sales Charge" for additional waiver provisions).

    (2) For Contracts issued on or after the later of November 3, 1997, or the date upon which the proper insurance authorities approve applicable Contract modifications, the Contract Owner at the time of application, may select one of two Long Term Care Facility and Death Benefit Riders in lieu of receiving the Standard Contractual Death Benefit option which does not include any additional Long Term Care Facility benefits (see "Long Term Care Facility and Death Benefit Charges" provision for additional information). There is no additional charge deducted for the Standard Contractual Death Benefit option; however, should the applicant choose a Rider Option, the Company will deduct an additional charge equal to an annual rate of up to 0.15% of the daily asset value of the Variable Account.

                                   3 of 109

2. The "EXAMPLE" table located on page 9 of the Prospectus is hereby amended to state "EXAMPLE (For Contracts Issued Without a Long Term Care Facility and Death Benefit Rider)."


3. The "EXAMPLE" table located on page 9 of the Prospectus is further amended to include the following additional table information:



                                     EXAMPLE
              (For Contracts Issued With a Long Term Care Facility
                            and Death Benefit Rider)


----------------------------------------------------------------------------------------------------------------------------
                                           If you surrender your      If you do not surrender      If you annuitize your
                                          Contract at the end of       your Contract at the       Contract at the end of
                                           the applicable time         end of the applicable        the applicable time
                                               period                     time period                      period
------------------------------------------------------------------ ---------------------------- ----------------------------
                                         1      3      5      10      1      3      5      10      1      3      5      10
                                        Yr.    Yrs.   Yrs.   Yrs.    Yr.    Yrs.   Yrs.   Yrs.    Yr.    Yrs.   Yrs.   Yrs.
------------------------------------------------------------------ ---------------------------- ----------------------------
 Variable Insurance Products Fund:
 Equity-Income Portfolio                85     114    145    254     22     69     118    254      *     69     118    254
------------------------------------------------------------------ ---------------------------- ----------------------------
 Variable Insurance Products
 Fund: Growth Portfolio                 87     117    151    265     24     72     124    265      *     72     124    265
------------------------------------------------------------------ ---------------------------- ----------------------------
 Variable Insurance Products Fund:
 High Income Portfolio                  87     118    152    267     24     73     125    267      *     73     125    267
------------------------------------------------------------------ ---------------------------- ----------------------------
 Variable Insurance Products Fund:
 Overseas Portfolio                     89     125    164    290     26     80     137    290      *     80     137    290
------------------------------------------------------------------ ---------------------------- -----------------------------
 Variable Insurance Products Fund:
 Money Market Portfolio                 82     105    130    223     19     60     103    223      *     60     103    223
------------------------------------------------------------------ ---------------------------- ----------------------------
 Variable Insurance Products Fund II:
 Asset Manager Portfolio                87     119    154    271     24     74     127    271      *     74     127    271
------------------------------------------------------------------ ---------------------------- ----------------------------
 Variable Insurance Products Fund II:
 Asset Manager: Growth Portfolio        88     123    160    284     25     78     133    284      *     78     133    284
------------------------------------------------------------------ ---------------------------- ----------------------------
 Variable Insurance Products Fund II:
 Contrafund Portfolio                   87     119    154    271     24     74     127    271      *     74     127    271
------------------------------------------------------------------ ---------------------------- ----------------------------
 Variable Insurance Products Fund II:
 Index 500 Portfolio                    82     104    129    221     19     59     102    221      *     59     102    221
------------------------------------------------------------------ ---------------------------- ----------------------------
 Variable Insurance Products Fund II:
 Investment Grade Bond Portfolio        85     114    145    254     22     69     118    254      *     69     118    254
------------------------------------------------------------------ ---------------------------- ----------------------------
 Variable Insurance Products Fund III:
 Balanced Portfolio                     87     118    153    268     24     73     126    268      *     73     126    268
------------------------------------------------------------------ ---------------------------- ----------------------------
 Variable Insurance Products Fund III:
 Growth Opportunities Portfolio         87     120    155    274     24     75     128    274      *     75     128    274
------------------------------------------------------------------ ---------------------------- ----------------------------
 Variable Insurance Products Fund III:
 Growth & Income Portfolio              87     118    152    266     24     73     125    266      *     73     125    266
------------------------------------------------------------------ ---------------------------- ----------------------------


* The Contracts sold under this prospectus do not permit annuitizations during the first two Contract Years.

The Example above takes into consideration the additional charge of 0.15% assessed for the election of one of two optional death benefit riders (see "Long Term Care Facility and Death Benefit Rider Charge" and "Death Benefit Payment Provisions" for additional details on the rider charges assessed). However, the actual charge may be less and the expenses in the Example would be reduced accordingly.

The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the Mutual Funds are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, and Other Deductions." For more complete information regarding expenses paid out of the assets of the underlying Mutual Funds, see the underlying Mutual Fund prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                   4 of 109

4. The "SYNOPSIS" located on page 10 of the Prospectus is hereby amended to include the following paragraph:

          For Contracts issued on or after the later of November 3, 1997, or the date upon which the proper insurance authorities approve applicable Contract modifications, the Company will deduct a Long Term Care Facility and Death Benefit Charge equal to an annual rate of up to 0.15% of the daily net asset value of the Variable Account for those contracts which have elected one of the Long Term Care Facility and Death Benefit Riders (see "Long Term Care Facility and Death Benefit Charges", "Long Term Care Facility Riders Provision" and "Death Benefit Payment Provision" for additional information).


5. The "EXPENSES OF VARIABLE ACCOUNT" sub-section located in the "VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS" section on page 15 of the Prospectus is hereby amended to read as follows:


            The Variable Account is responsible for the following types of expenses: (1) administrative expenses relating to the issuance and maintenance of the Contracts; (2) a mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) an expense risk charge associated with guaranteeing that the Mortality Risk and Expense Risk and Administration Charges described in this prospectus will not change regardless of actual expenses. In addition, a charge will be deducted for those Contracts issued on or after the later of November 3, 1997 which have a Long Term Care Facility and Death Benefit Rider in lieu of the Standard Contractual Death Benefit. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

            For 1996, the Variable Account incurred total expenses equal to 1.54% of its average net assets, relating to the administrative, sales, mortality and expense risk charges described above for all Contracts outstanding during that year. Deductions from and expenses paid out of the assets of the underlying Mutual Funds are described in each underlying Mutual Fund prospectus.

             All of the charges described in this section apply to Variable Account (underlying Mutual Fund) allocations. Allocations to the Fixed Account are subject to Contingent Deferred Sales Changes and Premium Tax deductions, if applicable, but are not subject to charges exclusive to the Variable Account (i.e., the Mortality Risk Charge, the Expense Risk Charge, the Administration Charge and, if applicable, the Death Benefit Rider Charge).


     In addition, the "VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS" section of the Prospectus is hereby amended to include the following information:


        LONG TERM CARE FACILITY AND DEATH BENEFIT RIDER CHARGE

           For those Contracts issued on or after the later of November 3, 1997 which have a Long Term Care Facility and Death Benefit Rider as chosen at the time of application, the Company will deduct a charge equal to an annual rate of up to 0.15% of the daily net asset value of the Variable Account. The Long Term Care Facility and Death Benefit
        Rider is designed to reimburse the Company for increases in the mortality and expense risks. The Company may generate a profit through assessing this charge.

                                   5 of 109

       LONG TERM CARE FACILITY RIDERS PROVISION

           Beginning at the third Contract Anniversary Date, for those Contracts which have an Optional Long Term Care Facility and Death Benefit Rider selected at the time of application, surrender charges on withdrawals will not apply if a Contract Owner is confined to a Long Term Care Facility or Hospital, as defined by the applicable endorsement to the Contract and has been confined in such facility for a continuous 90 day period. In addition, upon receipt of a physician's letter at the Company's Home Office, no surrender charges will be deducted upon withdrawals if the Contract Owner has been diagnosed by that physician to have a terminal illness, as defined by the applicable endorsement to the Contract.

            The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (see "FEDERAL TAX CONSIDERATIONS - Non-Qualified Contracts - Natural Persons as Owners").


6. The "DEATH BENEFIT PAYMENT PROVISIONS" sub-section located in the "ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS" section on page 28 of the Prospectus is hereby amended to include the following information:


        DEATH BENEFIT PAYMENT PROVISIONS (FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF NOVEMBER 3, 1997)

            For Contracts issued on or after the later of November 3, 1997, or the date upon which the proper insurance authorities approve applicable Contract modifications, the Contract Owner may, at the time of application, select one of three death benefits available under the Contract as listed below; if no selection is made at the time of application, the Death Benefit will be the Standard Contractual
        Death Benefit.

        -    STANDARD CONTRACTUAL DEATH BENEFIT

             If the Annuitant dies at any time prior to the Annuitization Date, the dollar amount of the death benefit will be the greatest of: (1) the Contract Value; (2) the sum of all Purchase Payments, less an adjustment for amounts surrendered; or (3) the Contract Value as of the most recent five year Contract Anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus Purchase Payments received after that five-year Contract Anniversary Date.

             The adjustment for amounts surrendered will reduce items (2) and
        (3) above in the same proportion that the Contract Value was reduced on the date of the partial surrender.

             No additional charge will be assessed to the Contract Owner for election of the Standard Contractual Death Benefit.

        -    RIDER OPTION 1

             If the Annuitant dies at any time prior to the Annuitization Date, the dollar amount of the death benefit will be the greatest of: (1) the Contract Value; (2) the sum of all Purchase Payments, less an adjustment for amounts surrendered; or (3) the maximum anniversary value.

             The maximum anniversary value is equal to the greatest anniversary value attained from the following: as of the date proper proof of death is received by the Company, the Contract Value on each Contract Anniversary Date prior to the deceased Annuitant's attained age 86, less an adjustment for amounts subsequently surrendered, plus Purchase Payments subsequently received after that Contract Anniversary Date.

             The adjustment for amounts surrendered will reduce items (2) and
        (3) above in the same proportion that the Contract Value was reduced on the date of the partial surrender.

                                   6 of 109

             For Death Benefit Rider Option 1, the Company deducts a charge at an annual rate of up to 0.15% computed on a quarterly basis of the daily net asset value of the Variable Account. This charge is designed only to reimburse the Company for increases in the mortality and expense risks, and consequently the Company may lower this charge at any time without prior notice to the Contract Owner. However, the Company may generate a profit through assessing this charge.

        -    RIDER OPTION 2

             If the Annuitant dies at any time prior to Annuitization Date, the dollar amount of the death benefit will be the greater of: (1) the Contract Value; or (2) the 5% interest anniversary value.

             The 5% interest anniversary value is equal to the net of Purchase Payments and amounts surrendered, accumulated at 5% interest from the date of each payment or surrender to the most recent Contract Anniversary Date prior to the deceased Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus Purchase Payments received since that most recent Contract Anniversary Date. Such total accumulated amount shall not exceed 200% of the net of Purchase Payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary Date will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date of the partial surrender.

             For Death Benefit Rider Option 2, the Company deducts a charge at an annual rate of up to 0.15% computed on a quarterly basis of the daily net asset value of the Variable Account. This charge is designed only to reimburse the Company for increases in the mortality and expense risks, and consequently, the Company may lower this charge at any time without prior notice to the Contract Owner. However, the Company may generate a profit through assessing this charge.

             FOR ANY DEATH BENEFIT OPTION SELECTED, IF THE ANNUITANT DIES AFTER THE ANNUITIZATION DATE, ANY PAYMENT THAT MAY BE PAYABLE WILL BE DETERMINED ACCORDING TO THE SELECTED ANNUITY PAYMENT OPTION.

                                    7 of 109

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   HOME OFFICE
                                 P.O. BOX 182610
                      COLUMBUS, OHIO 43216, 1-800-573-5775
               VOICE RESPONSE (AVAILABLE 24 HOURS) 1-800-573-2447
                               TDD 1-800-238-3035
     INDIVIDUAL MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
            ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS
                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

     The Individual Modified Single Premium Deferred Variable Annuity Contracts described in this prospectus are modified single purchase payment contracts (collectively referred to as the "Contracts"). Reference throughout the prospectus to such Contracts shall also mean "Certificates" issued under Group Modified Single Premium Retirement Contracts. For such Group Contracts, references to "Contract Owner" shall mean the "Participant" unless the Plan otherwise permits or requires the Contract Owner to exercise contractual rights under the authority of the Plan terms. The Contracts are sold in connection with the following types of Contracts: (1) Non-Qualified Contracts; (2) Individual Retirement Annuities with contributions rolled-over from certain tax-qualified plans such as Tax Sheltered Annuity Plans, Qualified Plans or Individual Retirement Annuities; and (3) Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity Plans. Annuity payments under the Contracts are deferred until a selected later date.

     Purchase Payments are allocated to the Nationwide Fidelity Advisor Variable Account ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account is divided into Sub-Accounts, each of which invests in shares of one of the underlying Mutual Fund options described below:

                        VARIABLE INSURANCE PRODUCTS FUND

                             Equity-Income Portfolio

                                Growth Portfolio

                             High Income Portfolio*

                             Money Market Portfolio

                               Overseas Portfolio

                       VARIABLE INSURANCE PRODUCTS FUND II

                             Asset Manager Portfolio

                         Asset Manager: Growth Portfolio

                              Contrafund Portfolio

                         Investment Grade Bond Portfolio

                               Index 500 Portfolio

                      VARIABLE INSURANCE PRODUCTS FUND III

   Balanced Portfolio (formerly Fidelity Advisor Annuity Income & Growth Fund)

                            Growth & Income Portfolio

    Growth Opportunities Portfolio (formerly Fidelity Advisor Annuity Growth
                               Opportunities Fund)

*The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

     This prospectus provides you with the basic information you should know about the Individual Modified Single Premium Deferred Variable Annuity Contracts issued by the Nationwide Fidelity Advisor Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1997, containing further information about the Contracts and the Nationwide Fidelity Advisor Variable Account has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above, or writing P.O. Box 182610, Columbus, Ohio 43216.

                                    8 of 109

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 39 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                                    9 of 109

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person actually receiving annuity payments and upon whose continuation of life any annuity payments involving life contingencies depends. This person must be age 85 or younger at the time of Contract issuance unless the Company has approved a request for a Designated Annuitant of greater age.

ANNUITIZATION- The period during which annuity payments are actually received.

ANNUITIZATION DATE- The date on which annuity payments actually commence at Annuitization.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract, and is subject to change by the Contract Owner.

ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY- The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Designated Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT ANNUITANT- The Contingent Annuitant may be the recipient of certain rights or benefits under this Contract when the Designated Annuitant dies before the Annuitization Date. If a Contingent Annuitant is designated and the Designated Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Designated Annuitant. A Contingent Annuitant may not be named for Contracts issued as Individual Retirement Annuities, or Tax Sheltered Annuities.

CONTINGENT BENEFICIARY- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Designated Annuitant.

CONTINGENT OWNER- A Contingent Owner succeeds to the rights of the Contract Owner upon the Contract Owner's death before Annuitization. For Contracts issued in the State of New York, references throughout this prospectus to "Contingent Owner" shall mean "Owner's Beneficiary." A Contingent Owner may not be named for Contracts issued as Individual Retirement Annuities, or Tax Sheltered Annuities.

CONTRACT- The Individual Modified Single Premium Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER- The Contract Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Contingent Owner, Designated Annuitant, Contingent Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person named as Owner in the application, unless changed.

CONTRACT VALUE- The sum of the value of all Accumulation Units attributable to the Contract, plus any amount held under the Contract in the Fixed Account.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Contract.

DEATH BENEFIT- The benefit which is payable upon the death of the Designated Annuitant (or the Contingent Annuitant, if applicable). This benefit does not apply upon the death of the Contract Owner when the Contract Owner and Designated Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

DESIGNATED ANNUITANT- The person designated prior to the Annuitization Date to receive annuity payments. No change of Designated Annuitant may be made without the prior consent of the Company. The Designated Annuitant may be changed prior to the Annuitization Date with the consent of the Company.

DISTRIBUTION- Any payment of part or all of the Contract Value.

                                    10 of 109

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- The Fixed Account is made up of all assets of the Company other than those in the Variable Account or any other segregated asset account of the Company.

FIXED ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

INDIVIDUAL RETIREMENT ANNUITY - An annuity contract which qualifies for favorable tax treatment under Section 408 of the Code.

INTEREST RATE GUARANTEE PERIOD- An Interest Rate Guarantee Period is the interval of time during which an interest rate credited to the Fixed Account is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

JOINT CONTRACT OWNER- The Joint Owner, if any, possesses an undivided interest in the entire Contract in conjunction with the Owner. IF A JOINT OWNER IS NAMED, REFERENCES TO "CONTRACT OWNER" OR "OWNER" IN THIS PROSPECTUS WILL APPLY TO BOTH THE CONTRACT OWNER AND JOINT CONTRACT OWNER. JOINT CONTRACT OWNERS MUST BE SPOUSES AT THE TIME JOINT OWNERSHIP IS REQUESTED.

MUTUAL FUND- A registered management investment company in which the assets of the Sub-Accounts of the Variable Account will be invested.

NON-QUALIFIED CONTRACT- A Contract which does not qualify for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs) or 403(b) (Tax-Sheltered Annuities) of the Code.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers between the Variable Account and Fixed Account, or transfers among the Sub-Accounts.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Code.

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- The Nationwide Fidelity Advisor Variable Account, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in the shares of a separate underlying Mutual Fund.

VARIABLE ANNUITY- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.

                                    11 of 109

                                TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS...................................................3
SUMMARY OF CONTRACT EXPENSES................................................7
     CONTRACT OWNER TRANSACTION EXPENSES....................................7
     SEPARATE ACCOUNT ANNUAL EXPENSES.......................................7
UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................................8
EXAMPLE.....................................................................9
SYNOPSIS...................................................................10
CONDENSED FINANCIAL INFORMATION............................................11
NATIONWIDE LIFE INSURANCE COMPANY..........................................12
THE VARIABLE ACCOUNT.......................................................12
     Underlying Mutual Fund Options........................................12
     Fidelity Variable Insurance Products Fund.............................12
     Fidelity Variable Insurance Products Fund II..........................13
     Variable Insurance Products Fund III (formerly Fidelity
        Advisor Annuity Fund)..............................................14
     Voting Rights.........................................................15
     Substitution of Securities............................................15
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS..............................15
     Expenses of Variable Account..........................................15
     Mortality Risk Charge.................................................16
     Expense Risk Charge...................................................16
     Administration Charge.................................................16
     Contingent Deferred Sales Charge......................................16
     Waiver of Contingent Deferred Sales Charge............................17
     Premium Taxes.........................................................17
OPERATION OF THE CONTRACT..................................................17
     Investments of the Variable Account...................................17
     Allocation of Purchase Payments and Contract Value....................17
     Value of an Accumulation Unit.........................................18
     Net Investment Factor.................................................18
     Valuation of Assets...................................................19
     Determining the Contract Value........................................19
     Right to Revoke.......................................................19
     Transfers.............................................................19
     Contract Ownership Provisions.........................................20
     Joint Ownership Provisions............................................20
     Contingent Ownership Provisions.......................................21
     Beneficiary Provisions................................................21
     Surrender (Redemption)................................................21
     Surrenders Under a Tax Sheltered Annuity Contract.....................22
     Loan Privilege........................................................22
     Assignment............................................................23
     Contract Owner Services...............................................24
     Asset Rebalancing.....................................................24
     Dollar Cost Averaging.................................................24
     Systematic Withdrawals................................................24
ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS.............25
     Annuity Commencement Date.............................................25
     Change in Annuity Commencement Date...................................25
     Annuity Payment Period-Variable Account...............................26
     Value of an Annuity Unit..............................................26
     Assumed Investment Rate...............................................26
     Frequency and Amount of Annuity Payments..............................26
     Change in Form of Annuity.............................................26
     Annuity Payment Options...............................................26
     Death of Contract Owner Provisions-Non-Qualified Contracts............27

                                   12 of 109

     Death of Annuitant Provisions- Non-Qualified Contracts................27
     Death of the Owner/Annuitant Provisions...............................28
     Death Benefit Payment Provisions......................................28
     Required Distribution Provisions for Non-Qualified Contracts..........28
     Required Distributions for Tax Sheltered Annuities....................29
     Required Distributions for Individual Retirement Annuities............30
     Generation-Skipping Transfers.........................................30
FEDERAL TAX CONSIDERATIONS.................................................31
     Federal Income Taxes..................................................31
     Non-Qualified Contracts-Natural Persons as Owners.....................31
     Non-Qualified Contracts-Non-Natural Persons as Owners.................32
     Individual Retirement Annuities, and Tax Sheltered Annuities..........32
     Withholding...........................................................33
     Non-Resident Aliens...................................................33
     Federal Estate, Gift, and Generation Skipping Transfer Taxes..........34
     Charge for Tax Provisions.............................................34
     Diversification.......................................................34
     Tax Changes...........................................................34
GENERAL INFORMATION........................................................35
     Contract Owner Inquiries..............................................35
     Statements and Reports................................................35
     Advertising...........................................................35
UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY.................................37
     Standardized Average Annual Total Return..............................37
     Non-Standardized Average Annual Total Return..........................38
LEGAL PROCEEDINGS..........................................................39
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...................39
APPENDIX A.................................................................40

                                   13 of 109

                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES

         Maximum Contingent Deferred Sales Charge(1).................    7  %


-------------------------------------------------------------------------------
                RANGE OF CONTINGENT DEFERRED SALES CHARGE OVER TIME

    Number of Completed Years from         Contingent Deferred Sales Charge
      Date of Purchase Payment                        Percentage
               0                                          7%
               1                                          6%
               2                                          5%
               3                                          4%
               4                                          3%
               5                                          2%
               6                                          1%
               7                                          0%
-------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES

         Mortality and Expense Risk Charges.........................  1.25  %
         Administration Charge......................................  0.15  %
           Total Separate Account Annual Expenses...................  1.40  %


(1) Each Contract Year, the Contract Owner may withdraw without a Contingent Deferred Sales Charge (CDSC) an amount equal to 10% of the total sum of all Purchase Payments made at the time of withdrawal. In addition, any amount withdrawn in order for the Contract to meet minimum distribution requirements under the Code shall be free of CDSC. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan. This CDSC-free withdrawal privilege is non-cumulative;
         that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Contingent Deferred Sales Charge" for additional waiver provisions).

                                   14 of 109

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
        (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS)

     -------------------------------------------------------------------------------------------------------
                                              Management                                      Total Mutual
                                                 Fees               Other Expenses           Fund Expenses
     -------------------------------------------------------------------------------------------------------
     Variable Insurance Products Fund-           0.51%                   0.07%                   0.58%(1)
     Equity - Income Portfolio
     -------------------------------------------------------------------------------------------------------
     Variable Insurance Products Fund-           0.61%                   0.08%                   0.69%(1)
     Growth Portfolio
     -------------------------------------------------------------------------------------------------------
     Variable Insurance Products Fund-           0.59%                   0.12%                   0.71%
     High Income Portfolio
     -------------------------------------------------------------------------------------------------------
     Variable Insurance Products Fund-           0.21%                   0.09%                   0.30%
     Money Market Portfolio
     -------------------------------------------------------------------------------------------------------
     Variable Insurance Products Fund-           0.76%                   0.17%                   0.93%(1)
     Overseas Portfolio
     -------------------------------------------------------------------------------------------------------
     Variable Insurance Products Fund II-        0.64%                   0.10%                   0.74%(1)
     Asset Manager Portfolio
     -------------------------------------------------------------------------------------------------------
     Variable Insurance Products Fund II-        0.65%                   0.22%                   0.87%(1)
     Asset Manager: Growth Portfolio
     -------------------------------------------------------------------------------------------------------
     Variable Insurance Products Fund II-        0.61%                   0.13%                   0.74%(1)
     Contrafund Portfolio
     -------------------------------------------------------------------------------------------------------
     Variable Insurance Products Fund II-        0.45%                   0.13%                   0.58%
     Investment Grade Bond Portfolio
     -------------------------------------------------------------------------------------------------------
     Variable Insurance Products Fund II-        0.13%                   0.15%                   0.28%(2)
     Index 500 Portfolio
     -------------------------------------------------------------------------------------------------------
     Variable Insurance Products Fund III-       0.48%                   0.24%                   0.72%
     Balanced Portfolio
     -------------------------------------------------------------------------------------------------------
     Variable Insurance Products Fund III-       0.50%                   0.20%                   0.70%
     Growth & Income Portfolio
     -------------------------------------------------------------------------------------------------------
     Variable Insurance Products Fund III-       0.61%                   0.16%                   0.77%(1)
     Growth Opportunities Portfolio
     -------------------------------------------------------------------------------------------------------


* The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against separate account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate unit values of the Variable Account.


         The management fees and other expenses are more fully described in the prospectus for each individual underlying mutual fund.
         The information relating to the underlying Mutual Fund expenses was provided by the underlying Mutual Fund and was not independently verified by the Company.


(1) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for Equity-Income Portfolio, .67% for Growth Portfolio, .92% for Overseas Portfolio, .73% for Asset Manager Portfolio, .71% for Contrafund Portfolio, .85% for Asset
         Manger: Growth portfolio, .76% for Growth Opportunities Portfolio, and .71% for Balanced Portfolio.

(2) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been .28%, .15% and .43% respectively.

                                   15 of 109

                                    EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.

-------------------------------------------------------------  ---------------------------------  ---------------------------------
                            If you surrender your Contract      If you do not surrender your      If you annuitize your Contract
                             at the end of the applicable        Contract at the end of the        at the end of the applicable
                                     time period                   applicable time period                   time period
-------------------------------------------------------------  ---------------------------------  ---------------------------------
                            1 Yr.   3 Yrs.  5 Yrs.    10 Yrs.  1 Yr.    3 Yrs  5 Yrs.    10 Yrs.  1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.
-------------------------------------------------------------  ---------------------------------  ---------------------------------
     Variable Insurance
     Products Fund-           83      106     132       227      20      61      105       227      *       61       105      227
     Equity - Income
     Portfolio
-------------------------------------------------------------  ---------------------------------  ---------------------------------
     Variable Insurance
     Products Fund-           85      113     143       249      22      68      116       249      *       68       116      249
     Growth Portfolio
-------------------------------------------------------------  ---------------------------------  ---------------------------------
     Variable Insurance
     Products Fund-           84      110     139       241      21      65      112       241      *       65       112      241
     High Income Portfolio
-------------------------------------------------------------  ---------------------------------  ---------------------------------
     Variable Insurance
     Products Fund-           80      97      117       195      17      52      90        195      *       52       90       195
     Money Market Portfolio
-------------------------------------------------------------  ---------------------------------  ---------------------------------
     Variable Insurance
     Products Fund-           86      117     150       264      23      72      123       264      *       72       123      264
     Overseas Portfolio
-------------------------------------------------------------  ---------------------------------  ---------------------------------
     Variable Insurance
     Products Fund II-        84      111     140       244      21      66      113       244      *       66       113      244
     Asset Manager Portfolio
-------------------------------------------------------------  ---------------------------------  ---------------------------------
     Variable Insurance
     Products Fund II-        86      115     147       258      23      70      120       258      *       70       120      258
     Asset Manager Growth
     Portfolio
-------------------------------------------------------------  ---------------------------------  ---------------------------------
     Variable Insurance
     Products Fund II-        84      111     140       244      21      66      113       244      *       66       113      244
     Contrafund Portfolio
-------------------------------------------------------------  ---------------------------------  ---------------------------------
     Variable Insurance
     Products Fund II-        83      106     132       227      20      61      105       227      *       61       105      227
     Investment Grade Bond
     Portfolio
-------------------------------------------------------------  ---------------------------------  ---------------------------------
     Variable Insurance
     Products Fund II-        80      96      116       193      17      51      89        193      *       51       89       193
     Index 500 Portfolio
-------------------------------------------------------------  ---------------------------------  ---------------------------------
     Variable Insurance
     Products Fund III-       84      110     139       242      21      65      112       242      *       65       112      242
     Balanced Portfolio
-------------------------------------------------------------  ---------------------------------  ---------------------------------
     Variable Insurance
     Products Fund III-       84      110     138       240      21      65      111       240      *       65       111      240
     Growth & Income
     Portfolio
-------------------------------------------------------------  ---------------------------------  ---------------------------------
     Variable Insurance
     Products Fund III-       85      112     142       247      22      67      115       247      *       67       115      247
     Growth Opportunities
     Portfolio
-------------------------------------------------------------  ---------------------------------  ---------------------------------


*The Contracts sold under this prospectus do not permit annuitizations during the first two Contract Years.

     The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Variable Account as well as those of the Mutual Funds are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, and Other Deductions." For more complete information regarding expenses paid out of the assets of the underlying Mutual Funds, see the underlying Mutual Fund prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                   16 of 109

                                  SYNOPSIS

         The Individual Modified Single Premium Deferred Variable Annuity Contracts described in this prospectus are designed for use in connection with the following types of Contracts: (1) Non-Qualified; (2) Individual Retirement Annuities with contributions rolled-over or transferred from certain tax-qualified plans such as Tax Sheltered Annuity Plans, Qualified Plans or Individual Retirement Annuities; and (3) Tax Sheltered Annuities with contributions rolled-over or transferred from other Tax Sheltered Annuity Plans.

         The initial first year Purchase Payment must be at least $15,000 and subsequent Purchase Payments, if any, must be at least $1,000. Subsequent Purchase Payments are not permitted for Contracts issued in the states of New York, Oregon, and Washington. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

         The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Owner's Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

         The Company will assess an Administration Charge equal to an annual rate of 0.15% of the daily net asset value of the Variable Account. This charge is to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from this charge an amount in excess of accumulated administrative expenses (see "Administration Charge"). The Company also deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge"). In addition, an Expense Risk Charge equal to an annual rate of 0.45% of the daily net asset value of the Variable Account is deducted as compensation for the Company's risk by undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

         Upon Annuitization, the selected Annuity Payment Option will begin (see "Annuity Payment Option"). However, if the net amount to be applied to any Annuity Payment Option at the Annuitization Date is less than $5,000, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $50, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

         The Company will charge against the Purchase Payments or the Contract Value, the amount of any premium taxes levied by a state or any other governmental entity (see "Premium Taxes").

         To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the date the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this prospectus. If a Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. State and/or federal law may provide additional free look privileges. All Individual Retirement Annuity refunds will be return of Purchase Payments (see "Right to Revoke").

                                   17 of 109

CONDENSED FINANCIAL INFORMATION(3)

Accumulation Unit Values for an Accumulation Unit outstanding through the period.

                                    ACCUMULATION    ACCUMULATION       PERCENT         NUMBER OF
                                     UNIT VALUE      UNIT VALUE       CHANGE IN      ACCUMULATION
                                    AT BEGINNING       AT END        ACCUMULATION    UNITS AT END
                FUND                  OF PERIOD       OF PERIOD       UNIT VALUE     OF THE PERIOD     YEAR
-----------------------------------------------------------------------------------------------------------
 Variable Insurance Products          10.000000      10.221866          2.22%            2,287         1996
 Fund - High Income
 Portfolio-Q(1)
-----------------------------------------------------------------------------------------------------------
 Variable Insurance Products          10.000000      10.221866          2.22%           12,210         1996
 Fund - High Income
 Portfolio -NQ(1)
-----------------------------------------------------------------------------------------------------------
 Variable Insurance Products          10.000000      10.063199          0.63%           77,545         1996
 Fund - Money Market
 Portfolio-Q(1*)
-----------------------------------------------------------------------------------------------------------
 Variable Insurance Products          10.000000      10.063199          0.63%           62,978         1996
 Fund - Money Market
 Portfolio -NQ(1*)
-----------------------------------------------------------------------------------------------------------
 Variable Insurance Products          10.000000      10.518503          5.19%            4,339         1996
 Fund - Overseas
 Portfolio-Q(1)
-----------------------------------------------------------------------------------------------------------
 Variable Insurance Products          10.000000      10.518503          5.19%           17,196         1996
 Fund - Overseas
 Portfolio-NQ(1)
-----------------------------------------------------------------------------------------------------------
 Variable Insurance Products          10.000000      10.059105          0.59%            8,008         1996
 Fund II - Investment Grade Bond
 Portfolio - Q(1)
-----------------------------------------------------------------------------------------------------------
 Variable Insurance Products          10.000000      10.059105          0.59%            1,732         1996
 Fund II - Investment Grade Bond
 Portfolio - NQ(1)
-----------------------------------------------------------------------------------------------------------
 Variable Insurance Product Fund      11.234358      12.181451          8.43%        2,291,575         1996
 III - Balanced Portfolio-Q(2)        10.000000      11.234358         12.34%          975,789         1995
-----------------------------------------------------------------------------------------------------------
 Variable Insurance Product Fund      11.234358      12.181451          8.43%        5,374,512         1996
 III - Balanced Portfolio-NQ(2)       10.000000      11.234358         12.34%        2,441,208         1995
-----------------------------------------------------------------------------------------------------------
 Variable Insurance Products Fund     13.069019      15.239855         16.61%        6,415,213         1996
 III - Growth Opportunities           10.000000      13.069019         30.69%        2,965,497         1995
 Portfolio-Q(2)
-----------------------------------------------------------------------------------------------------------
 Variable Insurance Products Fund     13.069019      15.239855         16.61%       16,114,264         1996
 III -  Growth Opportunities          10.000000      13.069019         30.69%        8,130,130         1995
 Portfolio-NQ(2)
-----------------------------------------------------------------------------------------------------------

* The 7-day yield on the Fidelity Variable Insurance Products Fund Money Market Portfolio as of December 31, 1996 was 3.85%

(1) The Variable Insurance Products Fund - High Income Portfolio, Variable Insurance Products Fund- Money Market Portfolio, Variable Insurance Pro-ducts Fund- Overseas Portfolio and the Variable Insurance Products
    Fund II - Investment Grade Bond Portfolio were added to the Variable Account effective October 26, 1996. Consequently, the Condensed Financial Information reflects the reporting period between October 26, 1996 to December 31, 1996.

    Pursuant to an Order issued by the Securities and Exchange Commission on February 24, 1997, the Fidelity Variable Insurance Products Fund - High Income Portfolio, Fidelity Variable Insurance Products Fund- Money Market Fund, Fidelity Variable Insurance Products Fund-Overseas Portfolio and Fidelity Variable Insurance Products Fund II - Investment Grade Bond Portfolio replaced the Fidelity Advisor Annuity High Yield Fund, Fidelity Advisor Annuity Money Market Fund, Fidelity Advisor Annuity Overseas Fund and the Fidelity Advisor Annuity Government Investment Fund, respectively. The Exchange of the respective funds took place on March 14, 1997.

(2) The Variable Insurance Products Fund III - Growth Opportunities Portfolio and the Variable Insurance Products Fund III -Balanced Portfolio were formerly known as Fidelity Advisor Annuity Growth Opportunities Fund and Fidelity Advisor Annuity Income & Growth Fund, respectively.

(3) The Variable Insurance Products Fund - Equity Income Portfolio, Variable Insurance Products Fund-Growth Portfolio, Variable Insurance Products Fund II - Asset Manager Portfolio, Variable Insurance Products
    Fund II - Asset Manager: Growth Portfolio, Variable Insurance Products Fund II - Contrafund Portfolio, Variable Insurance Products
    Fund II - Index 500 Portfolio and the Variable Insurance Products
    Fund II - Growth & Income Portfolio were added to the Variable Account effective January 20, 1997.

                                   18 of 109

                     NATIONWIDE LIFE INSURANCE COMPANY

     The Company is a stock life insurance company organized under the laws of the State of Ohio in March 1929. The Company is a member of the Nationwide Insurance Enterprise, with its Home Offices at One Nationwide Plaza, Columbus, Ohio 43215. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in the District of Columbia, Puerto Rico, and in all states.

                            THE VARIABLE ACCOUNT

 The Variable Account was established by the Company on August 3, 1995, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

         The Variable Account is a separate investment account of the Company and, as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

         Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the underlying Mutual Fund options designated by the Contract Owner. A separate Sub-Account is established within the Variable Account for each of the underlying Mutual Fund options that may be designated by the Contract Owner.

UNDERLYING MUTUAL FUND OPTIONS

          Contract Owners may choose from among a number of different Sub-Account options. A summary of investment objectives is contained in the descriptions of each underlying Mutual Fund below.

VARIABLE INSURANCE PRODUCTS FUND

          The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 33, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable life insurance and annuity contracts. Fidelity Management and Research Company ("FMR") is the Fund's manager.

         -EQUITY - INCOME PORTFOLIO

         INVESTMENT OBJECTIVE: To seek reasonable income by investing primarily in income-producing equity securities. When choosing these securities, FMR will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the Standard & Poors Composite Stock Price Index.

         -GROWTH PORTFOLIO


         INVESTMENT OBJECTIVE: To seek to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

                                  19 of 109

         - HIGH INCOME PORTFOLIO

         INVESTMENT OBJECTIVE: Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks, and convertible securities. FMR normally invests at least 65% of the fund's total assets in these securities. In choosing investments, the fund also considers growth of capital.

         - MONEY MARKET PORTFOLIO

         INVESTMENT OBJECTIVE: Seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers while seeking to maintain a stable $1.00 share price.

         - OVERSEAS PORTFOLIO

         INVESTMENT OBJECTIVE: Seeks long-term growth of capital by investing primarily in securities of issuers whose principal activities are outside of the U.S. FMR normally invests at least 65% of the fund's total assets in securities of issuers from at least three different countries outside of North America (the U.S., Canada, Mexico, and Central America). The fund expects to invest a majority of its assets in equity securities, but may also invest in debt securities of any quality.

VARIABLE INSURANCE PRODUCTS FUND II

         Fidelity Variable Insurance Products Fund II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable life insurance and annuity contracts. FMR is the Fund's manager.

         -ASSET MANAGER PORTFOLIO

         INVESTMENT OBJECTIVE: Seeks high total return with reduced risk over the long term by allocating its assets among the following classes or types of investments in a neutral mix: stock class, the bond class, and short-term class/money market class.

                 Asset Manager                 Range        Neutral Mix
                 -------------                 -----        -----------
                 Stock Class                   30-70%           50%
                 Bond Class                    20-60%           40%
                 Short-term Class               0-50%           10%

         -ASSET MANAGER: GROWTH PORTFOLIO

         INVESTMENT OBJECTIVE: Seeks maximum total return over the long-term by allocating assets among the following classes or types of investment in a neutral mix: the stock class, the bond class, short-term class/ money market class. The Portfolio's more aggressive approach focuses primarily on stocks for high potential returns.

                 Asset Manager: Growth         Range        Neutral Mix
                 ---------------------         -----        -----------
                 Stock Class                  50-100%           75%
                 Bond Class                     0-50%           25%
                 Short-term Class               0-50%            5%

         -CONTRAFUND PORTFOLIO

         INVESTMENT OBJECTIVE: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign stock, and securities convertible into common stock.

         -INDEX 500 PORTFOLIO

         INVESTMENT OBJECTIVE: To seek investment results that correspond to the total return of common stocks that comprise the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Normally, at least

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
         80% of the Portfolio's assets will be invested in equity securities of companies that comprise the S&P 500. Although the Portfolio tries to allocate its assets similarly to those of the S&P 500, the Portfolio's composition may not always be identical to that of the S&P. In seeking a 98% or better long-term correlation of the fund's FMR may choose, if extraordinary circumstances warrant, to exclude a stock held in the S&P 500 and include a similar stock in its place if doing so will help the Portfolio achieve its objective.

     * Investments in the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

     - INVESTMENT GRADE BOND PORTFOLIO


         INVESTMENT OBJECTIVE: Seeks a high level of current income as is consistent with preservation of capital by investing primarily in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in investment-grade fixed-income securities such as debentures, bonds and notes. government securities.

VARIABLE INSURANCE PRODUCTS FUND III (VIP III) FORMERLY FIDELITY ADVISOR ANNUITY FUND

         The Fund (originally organized as the Fidelity Advisor Annuity Fund) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. The Fund's name was changed on December 30, 1996 from the Fidelity Advisor Annuity Fund to the Fidelity Variable Insurance Products Fund III. The Fund's shares are purchased by insurance companies to fund benefits under variable life insurance and annuity contracts. FMR is the Fund's manager.

         -BALANCED PORTFOLIO  (FORMERLY FIDELITY ADVISOR ANNUITY INCOME &
          GROWTH FUND)

         INVESTMENT OBJECTIVE: Seeks both income and growth of capital using a balanced approach to provide the best possible total return from investments in a diversified portfolio of equity and fixed-income securities with income, growth of income and capital appreciation potential. FMR manages the Portfolio to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the Funds assets in stocks or other equity securities and the remainder in bonds. The Fund will always invest at least 25% of its total assets in fixed-income senior securities.

         -GROWTH & INCOME PORTFOLIO

         INVESTMENT OBJECTIVE: Seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

         -GROWTH OPPORTUNITIES PORTFOLIO (FORMERLY FIDELITY ADVISOR ANNUITY
          GROWTH OPPORTUNITIES FUND)

         INVESTMENT OBJECTIVE: Seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in securities of companies that FMR believes have long-term growth potential. The Fund has the ability to purchase foreign securities, and preferred stock and bonds that may produce capital appreciation.

         More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the underlying Mutual Fund being considered and should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-573-5775, Voice Response (available 24 hours) 1-800-573-2447, TDD 1-800-238-3035 or writing P.O. Box
182610, Columbus, Ohio 43216.

         The underlying Mutual Fund options may also be available to other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Fund options. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect the Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Fund or Mutual Funds which are involved in the conflict.

                                  21 of 109

VOTING RIGHTS

         Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

         In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds. These shares will be voted in accordance with instructions received from Contract Owners who have an interest in the Variable Account. If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

         The Contract Owner shall be the person who has the voting interest under the Contract. The number of underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account of the Variable Account by the net asset value of the underlying Mutual Fund corresponding to the Sub-Account. The number of shares which a person has the right to vote will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

         Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

SUBSTITUTION OF SECURITIES

         If the shares of the underlying Mutual Fund options described in this prospectus should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another underlying Mutual Fund for underlying Mutual Fund shares already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, under such requirements as it may impose.

         VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS

EXPENSES OF VARIABLE ACCOUNT

         The Variable Account is responsible for the following types of expenses: (1) administrative expenses relating to the issuance and maintenance of the Contracts; (2) a mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) an expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk and Administration Charges described in this prospectus will not change regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

         For 1996, the Variable Account incurred total expenses equal to 1.54% of its average net assets, relating to the administrative, sales, mortality and expense risk charges described above for all Contracts outstanding during that year. Deductions from and expenses paid out of the assets of the underlying Mutual Funds are described in each underlying Mutual Fund prospectus.

         All of the charges described in this section apply to Variable Account (underlying Mutual Fund) allocations. Allocations to the Fixed Account are subject to Contingent Deferred Sales Changes and Premium Tax deductions, if applicable, but are not subject to charges exclusive to the Variable Account; i.e the Mortality Risk Charge, the Expense Risk Charge and the Administration Charge.

                                  22 of 109

MORTALITY RISK CHARGE

         The Company assumes a "mortality risk" by virtue of annuity rates incorporated into the Contract which cannot be changed regardless of the death rates of persons receiving annuity payments or of the general population.

         For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis and is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

EXPENSE RISK CHARGE

         The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis and is equal to an annual rate of 0.45% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

ADMINISTRATION CHARGE

         The Company assesses an Administration Charge equal on an annual basis to 0.15% of the daily net asset value of the Variable Account. The deduction of the Administration Charge is made from each Sub-Account in the same proportion that the value in that Sub-Account bears to the total Contract Value in the Variable Account value. The Administrative Charge is designed only to reimburse the Company for administrative expenses, and the Company will monitor these charges to ensure that they do not exceed annual administration expenses.

CONTINGENT DEFERRED SALES CHARGE

         No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. The Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the general account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. The maximum amount that may be paid to a selling agent on the sale of these Contracts is 6.25% of Purchase Payments.

         The Contingent Deferred Sales Charge is calculated by multiplying the applicable Contingent Deferred Sales Charge percentages noted below by the Purchase Payments that are surrendered. For purposes of calculating the Contingent Deferred Sales Charge, surrenders are considered to come first from the oldest Purchase Payment made to the Contract, then the next oldest Purchase Payment and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.
        The Contingent Deferred Sales Charge applies to Purchase Payments as follows:

NUMBER OF COMPLETED  CONTINGENT DEFERRED  NUMBER OF COMPLETED  CONTINGENT DEFERRED
YEARS FROM DATE OF      SALES CHARGE      YEARS FROM DATE OF      SALES CHARGE
 PURCHASE PAYMENT        PERCENTAGE        PURCHASE PAYMENT        PERCENTAGE
         0                   7%                    4                    3%
         1                   6%                    5                    2%
         2                   5%                    6                    1%
         3                   4%                    7                    0%

                                  23 of 109

WAIVER OF CONTINGENT DEFERRED SALES CHARGE

         In any Contract Year, the Contract Owner may withdraw, without a Contingent Deferred Sales Charge (CDSC), the greater of: (a) an amount equal to 10% of that Purchase Payment; or (b) any amount withdrawn from the Contract to meet minimum distribution requirements under the Code. This CDSC-free withdrawal privilege is non-cumulative; that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

         In addition, no Contingent Deferred Sales Charge will be deducted:
(1) upon the Annuitization of Contracts which have been in force for at least two years; (2) upon payment of a death benefit pursuant to the death of the Annuitant; or (3) from any values which have been held under a Contract for at least 84 months. A Contingent Deferred Sales Charge does not apply upon the transfer of value among the Sub-Accounts or between or among the Fixed Account and the Variable Account.

         When a Contract described in this prospectus is exchanged for another Contract issued by the Company or any of its affiliated insurance companies, of the type and class which the Company determines is eligible for such an exchange, the Company may waive the Contingent Deferred Sales Charge on the first Contract. A Contingent Deferred Sales Charge may apply to one Contract received in the exchange.

         When a Contract is held by a Charitable Remainder Trust, the amount which may be withdrawn from this Contract without application of a Contingent Deferred Sales Charge, shall be the larger of (a) or (b), where (a) is the amount which would otherwise be available for withdrawal without application of a Contingent Deferred Sales Charge and where (b) is the difference between the total Purchase Payments made to the Contract as of the date of the withdrawal (reduced by previous withdrawals of such Purchase Payments), and the Contract Value at the close of the day prior to the date of the withdrawal.

         The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 591/2 (See "FEDERAL TAX CONSIDERATIONS-
Non-Qualified Contracts-Natural Persons as Owners").

         In no event will elimination of Contingent Deferred Sales Charges be permitted where such elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

PREMIUM TAXES

         The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either: (1) at the time the Contract is surrendered; (2) at Annuitization; or (3) at such earlier date as the Company may become subject to such taxes.

                           OPERATION OF THE CONTRACT

INVESTMENTS OF THE VARIABLE ACCOUNT

         At the time of application each Contract Owner elects to have Purchase Payments attributable to his or her participation in the Variable Account allocated among one or more of the Sub-Accounts which consist of shares in the underlying Mutual Funds. Shares of the respective underlying Mutual Funds specified by the Contract Owner are purchased at net asset value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the election as to allocation of Purchase Payments or may elect to exchange amounts among the Sub-Account options pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Funds, in addition to those set forth in the Contract.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

         Purchase Payments are allocated to the Fixed Account or one or more Sub-Accounts within the Variable Account in accordance with the designation of the underlying Mutual Funds by the Contract Owner and converted into Accumulation Units.

                                  24 of 109

         The initial first year Purchase Payment must be at least $15,000. Subsequent Purchase Payments, if any, must be at least $1,000. Subsequent Purchase Payments are not permitted in the states of New York, Oregon, and Washington. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without prior consent of the Company.

         The initial Purchase Payment allocated to designated Sub-Accounts of the Variable Account will be priced no later than 2 business days after receipt of an order to purchase if the application and all information necessary for processing the purchase order are complete. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

         Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF AN ACCUMULATION UNIT

         The value of an Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period.
 The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

         The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

         (a)     is the net of:

                 (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; plus

                 (2) the per share amount of any dividend or capital gain Distributions made by the underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

         (b)     is the net of:

                 (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period; plus or minus

                 (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

         (c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.40% of the daily net asset value of the Variable Account.

         For underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month (Variable Insurance Products Fund - Money Market Portfolio), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

         The Net Investment Factor may be greater or less than one therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge.

                                   25 of 109

VALUATION OF ASSETS

     Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

     The Contract Value is the sum of all Accumulation Units attributable to the Contract and amounts credited to the Fixed Account. If part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and the Fixed Account bears to the total Contract Value.

RIGHT TO REVOKE

     Unless otherwise required by state and/or federal law, the Contract Owner may revoke the Contract 10 days after receipt of the Contract and receive a refund of the Contract Value. All Individual Retirement Annuity refunds will be a return of Purchase Payments. In order to revoke the Contract, it must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus.

     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

     Transfers between the Fixed and Variable Account and among the Variable Account Sub-Accounts must be made prior to the Annuitization Date. The Contract Owner may request a transfer of up to 100% of the Variable Account Contract Value to the Fixed Account, without penalty or adjustment. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the current Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. Transfers must also be made prior to the Annuitization Date. For all transfers involving the Variable Account, the Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to refuse transfers or Purchase Payments into the Fixed Account in greater than or equal to 30% of the total Contract Value.

     The Contract Owner may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred from the Fixed Account will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. Contract Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

     Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions, and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. The Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions

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                                   26 of 109
reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days written notice to Contract Owners.

     Contracts described in this prospectus may in some cases be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts (the underlying Mutual Funds) on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.

     Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONTRACT OWNERS TO EXCHANGE CONTRACT VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER, OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept: (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf or more than one Contract Owner; or (2) the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.

CONTRACT OWNERSHIP PROVISIONS

     Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is received and recorded by the Company, the change will become effective as of the date the written request is recorded. A change of Contract Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was received and recorded by the Company.

     Prior to the Annuitization Date, the Contract Owner may request a change in the Designated Annuitant, the Contingent Annuitant, Contingent Owner, Beneficiary, or Contingent Beneficiary. Such a request must be made in writing on a form acceptable to the Company and must be signed by both the Contract Owner and the person to be named as Designated Annuitant, Contingent Annuitant, or Contingent Owner, as applicable. Such request must be received by the Company at its Home Office prior to the Annuitization Date. Any such change is subject to underwriting and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Designated Annuitant, such change shall be treated as the death of a Contract Owner and Distributions shall be made as if the Contract Owner died at the time of such change.

     On and after the Annuitization Date, the Annuitant shall become the Contract Owner.

JOINT OWNERSHIP PROVISIONS

     Joint Owners must be spouses at the time joint ownership is requested. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. Unless otherwise provided, the exercise of any ownership rights in the Contract (including the right to surrender or partially surrender the Contract, to change the Contract Owner, the Contingent Owner, the Designated Annuitant, the Contingent Annuitant, the Beneficiary, the Contingent Beneficiary, the Annuity Payment Option or the Annuitization Date) shall require a written request signed by both Joint Owners.

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CONTINGENT OWNERSHIP PROVISIONS

     The Contingent Owner is the person who may receive certain benefits under the Contract if the Contract Owner, who is not the Designated Annuitant, dies prior to the Annuitization Date and there is no surviving Joint Owner. If more than one Contingent Owner survives the Contract Owner, each will share equally unless otherwise specified in the Contingent Owner designation. If no Contingent Owner survives a Contract Owner and there is no surviving Joint Owner, all rights and interest of the Contingent Owner will vest in the Contract Owner's estate. If a Contract Owner, who is also the Designated Annuitant, dies before the Annuitization Date, then the Contingent Owner does not have any rights in the Contract; however, if the Contingent Owner is also the Beneficiary, the Contingent Owner will have all the rights of a Beneficiary.

     Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner prior to the Annuitization Date by written notice to the Company. The change, upon receipt and recording by the Company at its Home Office, will take effect as of the time the written notice was signed, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

BENEFICIARY PROVISIONS

     The Beneficiary is the person or persons who may receive certain benefits under the Contract in the event the Designated Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Designated Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Designated Annuitant, all rights and interest of the Beneficiary shall vest in the Contingent Beneficiary, and if more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiary survives the Designated Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.

     Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary during the lifetime of the Designated Annuitant by written notice to the Company. The change, upon receipt and recording by the Company at its Home Office, will take effect as of the time the written notice was recorded, whether or not the Designated Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

SURRENDER (REDEMPTION)

     While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Designated Annuitant, the Company will, upon proper written application by the Contract Owner deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper written application" means that the Contract Owner must request the surrender in writing and include the Contract. In some cases (for example, requests by a corporation, partnership, agent, fiduciary, or surviving spouse), the Company will require additional documentation of a customary nature. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

     The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

     The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period: (1) when the New York Stock Exchange ("Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or (4) during any other period

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when the Securities and Exchange Commission, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

SURRENDERS UNDER A TAX SHELTERED ANNUITY CONTRACT

     Except as provided below, the Owner may surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant:

A. The surrender of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code
     Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

     1. when the Contract Owner attains age 591/2, separates from service, dies, or becomes disabled (within the meaning of Code Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

B.   The surrender limitations described in A. above also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a or Tax Sheltered Annuity.

     A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 401(k)(2)(B), Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

LOAN PRIVILEGE

     Prior to the Annuitization Date, the Owner of a Tax Sheltered Annuity Contract may receive a loan from the Contract Value subject to the terms of the Contract, the Plan, and the Code, which may impose restrictions on loans.

     Loans from Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above.

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     For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.

     All loans are made from the collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the asset in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on any transfers to the collateral fixed account.

     Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

     Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same manner as a purchase payment. Both loan repayments and purchase payments will be allocated to the Contract in accordance with the most current allocation unless the Contract Owner and the Company agree otherwise.

     If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

     If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year.
Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

     Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the participant or the employer.

     Loan repayments must be identified as such or else they will be treated as Purchase Payments and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the term or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.

     Individual Retirement Annuities and Non-Qualified Contracts are not eligible for loans.

ASSIGNMENT

     Where permitted, the Contract Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Designated Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt and recording by the Company at its Home Office of a written notice executed by the Contract Owner. The Company assumes no responsibility for the validity or tax consequences of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before recording of

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the assignment.  Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.

     Any portion of Contract Value which is pledged or assigned shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which it was pledged or assigned. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in this Contract are personal to the Contract Owner and may not be assigned without written consent of the Company. Assignment of the entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. Individual Retirement Annuities, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by law.

CONTRACT OWNER SERVICES

     ASSET REBALANCING- The Contract Owner may direct the automatic reallocation of Contract Values to the underlying Mutual Fund options on a predetermined percentage basis every three months or based on another frequency authorized by the Company. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the first business day after that day. An Asset Rebalancing request must be in writing on a form provided by the Company. The Contract Owner may want to contact a financial adviser in order to discuss the use of Asset Rebalancing in his or her Contract.

     Contracts issued to a Tax Sheltered Annuity Plan as defined by the Code may have superseding plan restrictions with regard to the frequency of fund exchanges and underlying Mutual Fund options.

     The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days written notice; such discontinuation will not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

     DOLLAR COST AVERAGING- If the Contract Value is $15,000 or more, the Contract Owner may direct the Company to automatically transfer a specified amount from the Variable Insurance Products Fund - Money Market Portfolio ("Money Market Portfolio") or the Fixed Account to any other Sub-Account within the Variable Account on a monthly basis or as frequently as otherwise authorized by the Company. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss in a declining market. The minimum Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Money Market Portfolio or the Fixed Account will be processed monthly or on another approved frequency until either the value in the Money Market Portfolio or the Fixed Account is depleted or the Contract Owner instructs the Company in writing to cancel the transfers.

     The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days written notice; such discontinuation will not affect Dollar Cost Averaging programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

     SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest and the Fixed Account. A Contingent Deferred Sales Charge may also apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the Contract Owner is under age 591/2. Unless directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. Unless, the Contract Owner has


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made an irrevocable election of Distributions of substantially equal payments, the Systematic Withdrawals may be discontinued at any time by notifying the company in writing.

     If the Contract Owner withdraws amounts pursuant to a Systematic Withdrawal program, then the Contract Owner may withdraw each Contract Year without a CDSC an amount up to the greater of: (1) 10% of the total sum of all Purchase Payments made to the Contract at the time of withdrawal; (2) an amount withdrawn from any Individual Retirement Annuity Contract or Tax Sheltered Annuity, in order to meet minimum Distribution requirements; (3) the specified percentage of the Contract Value based on the Contract Owner's age, as shown in the following table:

            Contract Owner's                           Percentage of
                  Age                                  Contract Value
           ------------------                         ----------------
              Under 59-1/2                                   5%
            59-1/2 to 70-1/2                                 7%
              70-1/2 to 75                                   9%
              75 and Over                                   13%

     If the total amounts withdrawn in any Contract Year exceed the CDSC-free amount as calculated under the Systematic Withdrawal method described above, then such total withdrawn amounts will be eligible only for the 10% of Purchase Payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section, and the total amount of CDSC charged during the Contract Year will be determined in accordance with that provision.

     The Contract Value and the Contract Owner's age for purposes of applying the CDSC-free withdrawal percentage described in this provision are determined as of the date the request for a Systematic Withdrawal program is received and recorded by the Company at its Home Office. (In the case of Joint Owners, the older Owner's age will be used.) The Contract Owner may elect to take such CDSC-free amounts only once each Contract Year. Furthermore, this CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative; free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

     The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days written notice; such discontinuation will not affect any Systematic Withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available prior to the expiration of the ten day free look provision of the Contract or of applicable state/federal law.

          ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS

ANNUITY COMMENCEMENT DATE

     The Contract Owner selects an Annuity Commencement Date at the time of application. Such date must be the first day of a calendar month or any other agreed upon date and must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of Tax Sheltered Annuity Plan, Annuitization may occur during the first 2 years subject to approval by the Company.

CHANGE IN ANNUITY COMMENCEMENT DATE

     If the Contract Owner requests in writing, and the Company approves the request, the Annuity Commencement Date may be deferred. The new date must comply with the Annuity Commencement Date provisions above.

     If the Contract Owner requests in writing, (see "Ownership Provisions"), and the Company approves the request, the Annuity Commencement Date may be deferred. The amount of the Death Benefit will be limited to the Contract Value if the Annuity Commencement Date is postponed beyond the first day of the calendar month after the Designated Annuitant's 86th birthday.

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ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

     At the Annuitization Date the Variable Account Contract Value is applied to the Annuity Payment Option elected and the amount of the first such payment shall be determined in accordance with the Annuity Table in the Contract.

     Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VALUE OF AN ANNUITY UNIT

     The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see "Net Investment Factor").

ASSUMED INVESTMENT RATE

     A 3.5% assumed investment rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

     Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $5,000, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided. In addition, if the payments provided for would be or become less than $50, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $50. In no event will the Company make payments under an annuity option less frequently than annually.

CHANGE IN FORM OF ANNUITY

     The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

ANNUITY PAYMENT OPTIONS

     Any of the following Annuity Payment Options may be elected:


     OPTION 1-LIFE ANNUITY-An annuity payable periodically, but at least annually during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

     OPTION 2-JOINT AND LAST SURVIVOR ANNUITY-An annuity payable periodically, but at least annually during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS
     NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

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     OPTION 3-LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED-An
     annuity payable periodically, but at least annually during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:

     (1) If the Annuitant is the payee, any guaranteed annuity payments will be continued during the remainder of the selected period to such recipient as chosen by the Annuitant at the time the Annuity Payment Option was selected. In the alternative, the recipient may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section
          (2) below.

     (2) If someone other than the Annuitant is the payee, the present value, computed as of the date on which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, computed at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

     Some of the stated Annuity Options may not be available in all states. The Contract Owner may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

     If the Contract Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option, no Distribution will be made until an effective Annuity Payment Option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the minimum Distribution requirements set forth in the Plan, Contract or Code.

DEATH OF CONTRACT OWNER PROVISIONS - NON-QUALIFIED CONTRACTS

     For Non-Qualified Contracts, if the Contract Owner and the Designated Annuitant are not the same person and such Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the new Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner. The entire interest in the Contract Value, less any applicable deductions (which may include a Contingent Deferred Sales Charge), must be distributed in accordance with the "Required Distribution Provisions - Non-Qualified Contracts" provisions.

DEATH OF THE ANNUITANT PROVISIONS - NON-QUALIFIED CONTRACTS

     If the Contract Owner and Designated Annuitant are not the same person, and the Designated Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the "Beneficiary Provisions", unless there is a surviving Contingent Annuitant. In such case, the Contingent Annuitant becomes the Designated Annuitant and no Death Benefit is payable.

     The Beneficiary may elect to receive such Death Benefits in the form of:
(1) a lump sum Distribution; (2) election of an annuity payout; or (3) any Distribution that is permitted under state and federal regulations and is acceptable by the Company. Such election must be received by the Company within 90 days of the Designated Annuitant's death. If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.

     If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be paid according to the selected Annuity Payment Option.

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DEATH OF THE CONTRACT OWNER/ANNUITANT PROVISIONS

     If any Contract Owner and Designated Annuitant are the same person, and such person dies before the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the Beneficiary Provisions and in accordance with the appropriate "Required Distributions Provisions."

     If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be paid according to the selected Annuity Payment Option.

DEATH BENEFIT PAYMENT PROVISIONS

     The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives in writing at the Home Office the following three items: (1) proper proof of the Annuitant's death; (2) an election specifying the Distribution method; and
(3) any applicable state required form(s).

     If the Designated Annuitant dies prior to his or her 86th birthday the dollar amount of the death benefit will be the greater of: (1) the Contract Value; or, (2) the sum of all purchase payments, less any amounts surrendered, or (3) the Contract Value as of the most recent five year Contract Anniversary, less any amounts surrendered since that five year anniversary.

     If the Annuitant dies after the Annuitization Date, any payment that may be payable will be determined according to the selected Annuity Payment Option.

     If the Annuitant dies on or after his 86th birthday, the Death Benefit will be equal to the Contract Value.

REQUIRED DISTRIBUTION PROVISIONS FOR NON-QUALIFIED CONTRACTS

     Upon the death of any Contract Owner or Joint Owner (including an Annuitant who becomes the Owner of the Contract on the Annuitization Date) (each of the foregoing "a deceased Owner"), certain Distributions for Non-Qualified Contracts are required by Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following Distributions shall be made in accordance with such requirements:

     1. If any deceased Contract Owner died on or after the Annuitization Date and before the entire interest under the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of Distribution in effect as of the date of such deceased Contract Owner's death.

     2.   If any deceased Contract Owner died prior to the Annuitization
          Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain charges as set forth elsewhere in the Contract) shall be distributed within 5 years of the death of the deceased Contract Owner, provided however:

          (a) If any portion of such interest is payable to or for the benefit of a natural person who is a surviving Contract
               Owner, Contingent Owner, Joint Owner, Designated Annuitant, Contingent Annuitant, Beneficiary, or Contingent Beneficiary as the case may be (each a "designated beneficiary"), such portion may, at the election of the designated Beneficiary, be distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of such designated Beneficiary, provided that payments begin within one year of the date of the deceased Contract Owner's death
               (or such longer period as may be permitted by federal income tax regulations); and

          (b) If the designated Beneficiary is the surviving spouse of the deceased Contract Owner, such spouse may elect to become the Contract Owner of this Contract, in lieu of a Death
               Benefit, and the Distributions required under these distribution rules will be made upon the death of such spouse.

     In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these Distribution provisions: (1) the death of the Designated Annuitant shall be treated as the death of any Contract Owner; (2) any change of the Designated Annuitant shall be treated as the death of any Contract Owner, and (3) in either case the appropriate Distribution required under these distribution rules shall be made upon such death or change, as the case may be. The Designated Annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Code.


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     These distribution provisions shall not be applicable to any Contract that is not required to be subject to the provisions of 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule (including Tax Sheltered Annuities, Individual Retirement Annuities and Qualified Plans).

     Upon the death of a "deceased owner", the designated Beneficiary must elect a method of Distribution which complies with these above Distribution provisions and which is acceptable to the Company. Such election must be received by the Company within 90 days of the deceased Contract Owner's death. The Code requires that any election to receive an annuity rather than a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of a Contract Owner or the Designated Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

     The entire interest of an Annuitant under a Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and applicable regulations and will be paid, notwithstanding anything else contained herein, to the Annuitant under the Annuity Payments Option selected, over a period not exceeding:

     A. the life of the Annuitant or the lives of the Annuitant and the Annuitant's designated Beneficiary under the selected Annuity Payment Option; or

     B. a period not extending beyond the life expectancy of the Annuitant or the life expectancy of the Annuitant and the Annuitant's designated Beneficiary under the selected annuity Payment Option.

     No Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity Contract of the Annuitant.

     If the Annuitant's entire interest in a Tax Sheltered Annuity is to be distributed in equal or substantially equal payments over a period described in (a) or (b), above, such payments will commence no later than: (1) the first day of April following the calendar year in which the Annuitant attains age 701/2; or (2) when the Annuitant retires, whichever is later (the "required beginning date").

     If the Annuitant dies prior to the commencement of his or her Distribution, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:

     (a) the Annuitant names his or her surviving spouse as the Beneficiary and such spouse elects to receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 701/2; or

     (b) the Annuitant names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.

     If the Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

     Payments commencing on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Annuitant by the life expectancy of the Annuitant, or the joint and last survivor expectancy of the Annuitant and the Annuitant's designated Beneficiary (if the Annuitant dies prior to the required beginning date) or the Beneficiary under the selected Annuity Payment Option (if the Annuitant dies after the required beginning date) whichever is applicable under the applicable minimum Distribution or MDIB provisions. Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

     If the amounts distributed to the Annuitant are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.


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REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

     Distribution from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Owner attains age 701/2. Distribution may be accepted in a lump sum or in substantially equal payments over: (a) the Contract Owner's life or the lives of the Contract Owner and his or her spouse or designated Beneficiary, or (b) a period not extending beyond the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the Contract Owner's designated Beneficiary.

     If the Contract Owner dies prior to the commencement of his or her Distribution, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

          (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

          (ii) receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 701/2; or

     (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Contract Owner dies.

     No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Annuity or Individual Annuity Account of the Contract Owner.

     If the Contract Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse who is the Beneficiary under the Annuity Payment Option, may treat this Contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

     If the amounts distributed to the Contract Owner are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

     A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Contract Owner of an Individual Retirement Annuity must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all Individual Retirement Annuities.

     Individual Retirement Annuity Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Contract Owner dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

GENERATION-SKIPPING TRANSFERS

     The Company may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay by Section 2603 of the Code.

     A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.


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                           FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

     The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.

     Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Individual Retirement Annuities; (2) Tax Sheltered Annuities; and (3) Non-Qualified Contracts. Each type of annuity is discussed below.

     Distributions to participants from Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on the ratio between the after tax investment of the Owner/Annuitant in the Contract and the value of the Contract at the time of the withdrawal or Annuitization.

     Distributions from Individual Retirement Annuities and Contracts owned by Individual Retirement Accounts are also generally taxed when received.
The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts at the time of the Distribution. The Contract Owner of such Individual Retirement Annuities or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Accounts.

     A change of the Designated Annuitant or Contingent Annuitant may be treated by the Internal Revenue Service as a taxable transaction.

NON-QUALIFIED CONTRACTS - NATURAL PERSONS AS OWNERS

     The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includable in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

     Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

     The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

    Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includable in gross income, if such Distribution is made prior to attaining age 591/2. The penalty tax does not apply if the Distribution is attributable to the Contract Owner's death, disability or is one of a series of


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

substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.

    In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Joint Contract Owner, the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his/her life or life expectancy provided that such payments begin within one year from the death of the Contract Owner. If the Joint Contract Owner, Contingent Owner or other named recipient is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death (see "Required Distribution For Tax Sheltered Annuities"). If the Contract Owner is not an individual, the death of the Designated Annuitant (or a change in the Designated Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.

    The Code requires that any election to receive an annuity rather than a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of an Contract Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.

NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS

    The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals; it does not apply to Contracts where one or more non-individuals is an Owner.

    As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("Non-Natural Persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by Non-Natural Persons. Rather, THE INCOME EARNED UNDER A NON-QUALIFIED CONTRACT THAT IS OWNED BY A NON-NATURAL PERSON IS TAXED AS ORDINARY INCOME DURING THE TAXABLE YEAR THAT IT IS EARNED, AND IS NOT DEFERRED, EVEN IF THE INCOME IS NOT DISTRIBUTED OUT OF THE CONTRACT TO THE CONTRACT OWNER.

    The foregoing Non-Natural Contract Owner rule does not apply to all entity-owned contracts. First, for this purpose, a Contract that is owned by a Non-Natural Person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a Non-Natural Person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

    The Non-Natural Person rules also do not apply to a Contract that is: (1) acquired by the estate of a decedent by reason of the death of the decedent;
(2) issued in connection with certain qualified retirement plans and individual retirement plans; (3) used in connection with certain structured settlements; (4) purchased by an employer upon the termination of certain qualified retirement plans; or (5) an immediate annuity.

INDIVIDUAL RETIREMENT ANNUITIES AND TAX SHELTERED ANNUITIES

    The Contract may be purchased as an Individual Retirement Annuity or a Tax Sheltered Annuity. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as an Individual Retirement Annuity.


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
    For information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from Tax Sheltered Annuities, Individual Retirement Annuities and other plans that receive favorable tax treatment, the purchasers of such contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

    Pursuant to Section 403(b)(1)(E) Code, a Contract that is issued as a Tax-Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code ($7,000), as it is from time to time increased to reflect increases in the cost of living. This limit may be reduced by any deposits, contributions or payments made to any other Tax-Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Owner.

    The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans or Individual Retirement Annuities. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity, Individual Retirement Annuity, or an Individual Retirement Account. Distributions that may not be rolled over are those which are:

    1. one of a series of substantially equal annual (or more frequent) payments made: (1) over the life (or life expectancy) of the Contract Owner; (2) over the joint lives (or joint life expectancies) of the Contract Owner and the Contract Owner's designated Beneficiary; or (3) for a specified period of ten years or more, or

    2.    a required minimum distribution.

          Any Distribution eligible for rollover will be subject to federal
tax withholding at a rate of twenty percent (20%)   unless the Distribution
is transferred directly to an appropriate plan as described above.

          Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less any surrenders), it is possible the Internal Revenue Service could determine that the Individual Retirement Account or Individual Retirement Annuity did not qualify for the desired tax treatment.

WITHHOLDING

    The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the Internal Revenue Service notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate, which is presently 31%, and which cannot be waived by the Contract Owner or other payee.

NON-RESIDENT ALIENS

    Distributions to nonresident aliens (NRAs) are generally subject to federal income tax and tax withholding, at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold such amount from the Distribution and remit it to the Internal Revenue Service. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the Internal Revenue Service. In addition, for any Distribution made after December 31, 1997, the NRA must obtain an Individual Taxpayer Identification Number from the Internal Revenue Service, and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and (for Distributions after December 31, 1997) a proper Individual Taxpayer Identification Number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

         A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such Distributions will be subject to the rules set forth in the section entitled "Withholding."


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FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

    A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate, even if a all or a portion of the value is also subject to federal income taxes.

    The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in
Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to: (1) an individual who is two or more generations younger than the Contract Owner; or (2) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Contract Owner). If the Contract Owner is not an individual, then for this purpose only, "Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his federal gross estate at his death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

    If the Company determines that a generation skipping transfer tax is required to be paid by reason of such direct skip, the Company is required to reduce the amount of such Death Benefit, Distribution, or other payment by such tax liability, and pay the tax liability directly to the Internal Revenue Service.

    Federal estate, gift and generation skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences, of owning or transferring a Contract, and of receiving a Distribution, Death Benefit, or other payment, depend on the circumstances of the person owning or transferring the Contract, or receiving a Distribution, Death Benefit, or other payment.

CHARGE FOR TAX PROVISIONS

         The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

DIVERSIFICATION

         The Internal Revenue Service has promulgated regulations under
Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Contract Owner or the Company pays an amount to the Internal Revenue Service.
 The amount will be based on the tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner. If the failure to diversify is not corrected in this manner, the Owner of an annuity contract will be deemed the Contract Owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

         Representatives of the Internal Revenue Service have suggested, from time to time, that the number of underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying Mutual Funds, transfers between underlying Mutual Funds, exchanges of underlying Mutual Funds or changes in investment objectives of underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.

TAX CHANGES

         In the recent past, the Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable


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
to believe that such proposals, and other proposals will be considered in the future, and some of them may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the Contract.

     The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the Internal Revenue Service, is general and is not intended as tax advice. Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.

     Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                               GENERAL INFORMATION

CONTRACT OWNER INQUIRIES

     Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 182610, Columbus, Ohio 43216, or calling 1-800-573-5775, TDD 1-800-238-3035.

STATEMENTS AND REPORTS

     The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable laws or regulations. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owner's Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

ADVERTISING

     A "yield" and "effective yield" may be advertised for the Variable Insurance Products Fund Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Account's units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

     The Company may also from time to time advertise the performance of the Sub-Account of the Variable Account relative to the performance of other variable annuity sub-accounts or underlying mutual funds with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

                                    42 of 109

     The Sub-Accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 Year CD Rates; and Dow Jones Industrial Average.

     Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/ Wiesenberger, Morningstar, Donoghue's; magazines such as MONEY, FORBES, KIPLINGER'S PERSONAL FINANCE MAGAZINE, FINANCIAL WORLD, CONSUMER REPORTS, BUSINESS WEEK, TIME, NEWSWEEK, NATIONAL UNDERWRITER, U.S. NEWS AND WORLD REPORT; rating services such as LIMRA, VALUE, BEST'S AGENT GUIDE, WESTERN ANNUITY GUIDE, COMPARATIVE ANNUITY REPORTS; and other publications such as the WALL STREET JOURNAL, BARRON'S, INVESTOR'S DAILY, and Standard & Poor's OUTLOOK. In addition, Variable Annuity Research & Data Service (THE VARDS REPORT) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Funds against all underlying mutual funds over specified periods and against funds in specified categories. The rankings may or may not include the effects of sales or other charges.

     The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

     The Company may from time to time advertise several types of historical performance for the Sub-Accounts of the Variable Account. The Company may advertise for the Sub-Accounts standardized "average annual total return", calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the underlying Mutual Fund option held in the Sub-Account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.

     Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return except total return will assume an initial investment of $10,000 and will not reflect the deduction of any applicable Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contracts are designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

     For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

     ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE COMPANY IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE FUTURE RESULTS. A CONTRACT OWNER'S CONTRACT VALUE AT REDEMPTION MAY BE MORE OR LESS THAN ORIGINAL COST.

Standardized average annual return and non-standardized total returns are calculated as described above, for each of the Sub-Accounts available within the Variable Account for which there is significant investment history. These figures are based upon historical earnings and are not necessarily representative of future results.

                                    43 of 109

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


---------------------------------------------------------------------------------------------------------------------------------
                                             1 YEAR TO                5 YEARS TO             LIFE OF FUND              DATE FUND
          SUB-ACCOUNT OPTIONS                 12-31-96                 12/31/96              TO 12/31/96               EFFECTIVE
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-             7.29%                   16.15%                  12.16%*                 10-08-76
  Equity - Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-             7.70%                   13.35%                  13.56%*                 10-09-86
  Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-             7.04%                   13.15%                   9.58%*                 09-19-85
  High Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-            -1.48%                    2.74%                   4.47%*                 04-01-82
  Money Market Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-             6.23%                    7.34%                   6.39%                  01-28-87
  Overseas Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund              7.61%                    9.46%                  10.13%                  09-01-89
  II-
  Asset Manager Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund             12.97%                    N/A                    17.64%                  01-03-95
  II-
  Asset Manager: Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund             -3.66%                   4.85%                    6.69%                  12-05-88
  II-
  Investment Grade Bond Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund             14.22%                    N/A                    26.34%                  01-03-95
  II-
  Contrafund Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund             15.72%                    N/A                    15.44%                  08-27-92
  II-
  Index 500 Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund              3.03%                    N/A                     7.92%                  01-03-95
  III-**
  Balanced Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund              N/A                      N/A                     N/A                    12-31-96
  III-
  Growth & Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund             11.21%                    N/A                    21.32%                  01-03-95
  III-**
  Growth Opportunities Portfolio
---------------------------------------------------------------------------------------------------------------------------------

*Represents 10 years to 12/31/96.

**The Variable Insurance Products Fund III - Growth Opportunities Portfolio and the Variable Insurance Products Fund III - Balanced Portfolio were formerly know as Fidelity Advisor Annuity Growth Opportunities Fund and Fidelity Advisor Annuity Income & Growth Fund, respectively.

                                   44 of 109

                    NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


---------------------------------------------------------------------------------------------------------------------------------
                                             1 YEAR TO                5 YEARS TO             LIFE OF FUND              DATE FUND
          SUB-ACCOUNT OPTIONS                 12-31-96                 12/31/96              TO 12/31/96               EFFECTIVE
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-            12.69%                   16.35%                  12.16%*                 10-08-76
  Equity - Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-            13.10%                   13.57%                  13.56%*                 10-09-86
  Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-            12.44%                   13.37%                   9.58%*                 09-19-85
  High Income Portfolio
 ---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-             3.92%                    3.06%                   4.47%*                 04-01-82
  Money Market Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-            11.63%                    7.61%                   6.39%                  01-28-87
  Overseas Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund             13.01%                    9.71%                  10.13%                  09-01-89
  II-
  Asset Manager Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund             18.37%                    N/A                    19.93%                  01-03-95
  II-
  Asset Manager: Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund              1.74%                    5.15%                   6.69%                  12-05-88
  II-
  Investment Grade Bond Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund             19.62%                    N/A                    28.47%                  01-03-95
  II-
  Contrafund Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund             21.12%                    N/A                    15.82%                  08-27-92
  II-
  Index 500 Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund              8.43%                     N/A                   10.41%                  01-03-95
  III-**
  Balanced Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund              N/A                      N/A                     N/A                    12-31-96
  III-
  Growth & Income Portfolio
---------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund             16.61%                    N/A                    23.54%                  01-03-95
  III-**
  Growth Opportunities Portfolio
---------------------------------------------------------------------------------------------------------------------------------

*Represents 10 years to 12/31/96.

**The Variable Insurance Products Fund III - Growth Opportunities Portfolio and the Variable Insurance Products Fund III - Balanced Portfolio were formerly know as Fidelity Advisor Annuity Growth Opportunities Fund and Fidelity Advisor Annuity Income & Growth Fund, respectively.

                                   45 of 109

                               LEGAL PROCEEDINGS


      From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

      In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In October 1996, a policyholder of Nationwide Life filed a complaint in Alabama state court against Nationwide Life and an agent of Nationwide Life (WAYNE M. KING V. NATIONWIDE LIFE INSURANCE COMPANY AND DANNY NIX) related to the sale of a whole life policy on a "vanishing premium" basis and seeking unspecified compensatory and punitive damages. In February 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court also related to the sale of whole life policies on a "vanishing premium" basis (JOHN H. SNYDER V. NATIONWIDE MUTUAL INSURANCE COMPANY, NATIONWIDE MUTUAL INSURANCE CO. AND NATIONWIDE LIFE INSURANCE CO.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life intends to defend these cases vigorously. There can be no assurance that any future litigation relating to pricing and sales practices will not have a material adverse effect on the Company.

     The General Distributor, Fidelity Investments Institutional Services Company, Inc. is not engaged in any litigation of any material nature.

         TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
General Information and History ...........................................  1
Services ..................................................................  1
Purchase of Securities Being Offered ......................................  1
Underwriters ..............................................................  2
Calculations of Performance ...............................................  2
Underlying Mutual Fund Performance Summary ................................  4
Annuity Payments ..........................................................  5
Financial Statements ......................................................  6

                                   46 of 109

                                   APPENDIX

     Purchase Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which related to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                           FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

     The Fixed Account is made up of all the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Fixed Account Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

     The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

     The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

     Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (or as otherwise required under state law, or at such minimum rate as stated in the contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Variable Account Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

     The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

TRANSFERS

     Contract Owners may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a

                                   47 of 109

Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

                     ANNUITY PAYMENT PERIOD-FIXED ACCOUNT

FIRST AND SUBSEQUENT PAYMENTS

     A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

     The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

                                   48 of 109

                     STATEMENT OF ADDITIONAL INFORMATION
                                 MAY 1, 1997

 INDIVIDUAL MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
             THROUGH ITS NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                        NATIONWIDE LIFE INSURANCE COMPANY

     This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1997. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182610, Columbus, Ohio 43216, or calling 1-800-573-5775, Voice Response (available 24 hours) 1-800-573-2447, TDD 1-800-238-3035.

                                 TABLE OF CONTENTS


                                                                         PAGE
General Information and History............................................1
Services...................................................................1
Purchase of Securities Being Offered.......................................1
Underwriters...............................................................2
Calculations of Performance................................................2
Underlying Mutual Fund Performance Summary.................................4
Annuity Payments...........................................................5
Financial Statements.......................................................6


GENERAL INFORMATION AND HISTORY

     The Nationwide Fidelity Advisor Variable Account is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $ 67.5 billion as of December 31, 1996.

SERVICES

     The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

     The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Funds. The Company has entered into an agreement with the adviser of the underlying Mutual Funds. The agreement relates to administrative services furnished by the Company and provides for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular underlying Mutual Funds. These fees in no way affect the net asset value of the underlying Mutual Funds or fees paid by the Contract Owner.

     The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

     The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934.

     The Contract Owner may transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. However, the Company, at its sole discretion, reserves the right to limit such transfers to 25% of the

                                   49 of 109

Contract Value for any 12 month period. Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers under this provision must be made within 45 days after the termination date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company may transfer from the Fixed Account under the terms of that agreement.

     Transfers from the Fixed and Variable Accounts may not be made prior to the first Contract Anniversary. Transfers from the Fixed Account may not be made within 12 months of any prior Transfer. Transfers must also be made prior to the Annuitization Date.

UNDERWRITERS

     The Contracts, which are offered continuously, are distributed by Fidelity Investments Institutional Services Company, Inc. ("Fidelity"), 82 Devonshire Street, Boston, Massachusetts 02109. The Company has paid no underwriting commission to Fidelity.

CALCULATIONS OF PERFORMANCE

     Any current yield quotations of the Variable Insurance Products Fund Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. As of December 31, 1996, the Variable Insurance Products Fund Money Market Portfolio's seven day current unit value yield was 3.60%. The Variable Insurance Products Fund Money Market Portfolio's effective yield shall be computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund, and for the period ending December 31, 1996 the effective yield was 3.67%.

     The Variable Insurance Products Fund Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Money Market's portfolio; portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the Portfolio's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a Contract Owner's investment in the Variable Insurance Products Fund Money Market Portfolio is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

     Income generated within a bond Sub-Account may be reflected in "30 Day Yield" quotations. Such quotations are computed by dividing the net investment income per Accumulation Unit during the 30 day period by the maximum unit value per Accumulation Unit on the last day of the period. The formula for arriving at bond fund yield quotations is as follows:
2[((a-b)/cd+1)(6)-1] where: a = net investment income earned by the applicable portfolio; b = expenses for the period, including contract level fees and charges; c = the average daily number of Accumulation Units outstanding during the period; and d = the maximum offering price per Accumulation Unit on the last day of the period.

     All performance advertising shall also include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with standardized Average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a 1.40% Mortality, Expense Risk and Administration Charge. The redeemable value also reflects

                                   50 of 109
the effect of any applicable Contingent Deferred Sales Charge that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus.) No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000 and does not reflect the deduction of any applicable Contingent Deferred Sales Charge. Reflecting the Contingent Deferred Sales Charge would decrease the level of the performance advertised. The Contingent Deferred Sales Charge is not reflected because the Contract is designed for long term investment. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

     The standardized average annual total return and nonstandardized total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both the standardized average annual return and the nonstandardized total return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying Mutual Fund held in the Sub-Account has been in existence, if the underlying Mutual Fund has not been in existence for one of the prescribed periods. For those underlying Mutual Funds which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Funds would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

     Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, would not be considered a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

     Standardized average annual return and non-standardized total returns are calculated as described above, for each of the Sub-Accounts available within the Variable Account for which there is significant investment history. These figures are based upon historical earnings and are not necessarily representative of future results.

                                   51 of 109

                UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


-----------------------------------------------------------------------------------------------------------------------------------
                                             1 YEAR TO                5 YEARS TO             LIFE OF FUND              DATE FUND
          SUB-ACCOUNT OPTIONS                 12-31-96                 12/31/96              TO 12/31/96               EFFECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-            7.29%                    16.15%                 12.16%*                  10-08-76
  Equity - Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-            7.70%                    13.35%                 13.56%*                  10-09-86
  Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-            7.04%                    13.15%                  9.58%*                  09-19-85
  High Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-           -1.48%                     2.74%                  4.47%*                  04-01-82
  Money Market Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-            6.23%                     7.34%                  6.39%                   01-28-87
  Overseas Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund II-         7.61%                     9.46%                 10.13%                   09-01-89
  Asset Manager Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund II-        12.97%                     N/A                   17.64%                   01-03-95
  Asset Manager: Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund II-        -3.66%                     4.85%                  6.69%                   12-05-88
  Investment Grade Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund II-        14.22%                     N/A                   26.34%                   01-03-95
  Contrafund Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund II-        15.72%                     N/A                   15.44%                   08-27-92
  Index 500 Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund III-**      3.03%                     N/A                    7.92%                   01-03-95
  Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund III-         N/A                      N/A                    N/A                     12-31-96
  Growth & Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund III-**     11.21%                     N/A                   21.32%                   01-03-95
  Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------------


*Represents 10 years to 12/31/96.


**The Variable Insurance Products Fund III - Growth Opportunities Portfolio and the Variable Insurance Products Fund III - Balanced Portfolio were formerly know as Fidelity Advisor Annuity Growth Opportunities Fund and Fidelity Advisor Annuity Income & Growth Fund, respectively.

                                   52 of 109

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


-----------------------------------------------------------------------------------------------------------------------------------
                                             1 YEAR TO                5 YEARS TO             LIFE OF FUND              DATE FUND
          SUB-ACCOUNT OPTIONS                 12-31-96                 12/31/96              TO 12/31/96               EFFECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-            12.69%                   16.35%                 12.16%*                  10-08-76
  Equity - Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-            13.10%                   13.57%                 13.56%*                  10-09-86
  Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-            12.44%                   13.37%                  9.58%*                  09-19-85
  High Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-             3.92%                    3.06%                  4.47%*                  04-01-82
  Money Market Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund-            11.63%                    7.61%                  6.39%                   01-28-87
  Overseas Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund II-         13.01%                    9.71%                 10.13%                   09-01-89
  Asset Manager Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund II-         18.37%                    N/A                   19.93%                   01-03-95
  Asset Manager: Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund II-          1.74%                    5.15%                  6.69%                   12-05-88
  Investment Grade Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund II-         19.62%                    N/A                   28.47%                   01-03-95
  Contrafund Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund II-         21.12%                    N/A                   15.82%                   08-27-92
  Index 500 Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund III-**       8.43%                    N/A                   10.41%                   01-03-95
  Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund III-         N/A                      N/A                     N/A                    12-31-96
  Growth & Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
  Variable Insurance Products Fund III-**      16.61%                    N/A                   23.54%                   01-03-95
  Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------------


*Represents 10 years 10 12/31/96.

**The Variable Insurance Products Fund III - Growth Opportunities Portfolio and the Variable Insurance Products Fund III - Balanced Portfolio were formerly know as Fidelity Advisor Annuity Growth Opportunities Fund and Fidelity Advisor Annuity Income & Growth Fund, respectively.

ANNUITY PAYMENTS

     See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                    53 of 109

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Fidelity Advisor Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Fidelity Advisor Variable Account as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the two year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Fidelity Advisor Variable Account as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                       KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

                                    54 of 109

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1996


ASSETS:
  Investments at market value:
    Fidelity Advisor Annuity Government Investment Fund (FAAGvInv)
       1,869,588 shares (cost $20,563,268) .......................   $ 20,060,680
    Fidelity Advisor Annuity Growth Opportunities Fund (FAAGrOpp)
       24,875,768 shares (cost $322,601,532) .....................    383,086,825
    Fidelity Advisor Annuity High Yield Fund (FAAHiYld)
       7,450,140 shares (cost $88,628,848) .......................     91,040,712
    Fidelity Advisor Annuity Income & Growth Fund (FAAIncGr)
       8,434,144 shares (cost $93,504,258) .......................    103,149,577
    Fidelity Advisor Annuity Money Market Fund (FAAMyMkt)
       29,940,523 shares (cost $29,940,523) ......................     29,940,523
    Fidelity Advisor Annuity Overseas Fund (FAAOSeas)
       3,775,845 shares (cost $42,399,385) .......................     45,196,866
    Fidelity VIP - High Income Portfolio (FidVIPHI)
       13,449 shares (cost $167,006) .............................        168,388
    Fidelity VIP - Money Market Portfolio (FidVIPMMkt)
       1,414,117 shares (cost $1,414,117) ........................      1,414,117
    Fidelity VIP - Overseas Portfolio (FidVIPOv)
       12,249 shares (cost $226,202) .............................        230,774
    Fidelity VIP-II - Investment Grade Bond Portfolio (FidVIPIGBd)
       8,006 shares (cost $98,408) ...............................         97,996
                                                                      -----------
         Total investments .......................................    674,386,458

  Accounts Receivable ............................................         10,433
                                                                      -----------
         Total assets ............................................    674,396,891
                                                                      ===========
CONTRACT OWNERS' EQUITY ..........................................   $674,396,891
                                                                      ===========


                                    55 of 109


Contract owners' equity represented by:                      Units              Unit Value
                                                             -----              ----------
Fidelity Advisor Annuity Classic contracts:

Fidelity Advisor Annuity Government Investment Fund:

    Tax qualified ...................................       87,766       $11.558317     $  1,014,427
    Non-tax qualified ...............................       41,334        11.558317          477,751

Fidelity Advisor Annuity Growth Opportunities Fund:
    Tax qualified ...................................    1,299,987        15.270633       19,851,624
    Non-tax qualified ...............................    1,303,197        15.270633       19,900,643

Fidelity Advisor Annuity High Yield Fund:
    Tax qualified ...................................      250,228        13.295788        3,326,978
    Non-tax qualified ...............................      222,178        13.295788        2,954,032

Fidelity Advisor Annuity Income & Growth Fund:
    Tax qualified ...................................      427,514        12.206048        5,218,256
    Non-tax qualified ...............................      372,756        12.206048        4,549,878

Fidelity Advisor Annuity Money Market Fund:
    Tax qualified ...................................       85,401        10.790682          921,535
    Non-tax qualified ...............................       70,953        10.790682          765,631

Fidelity Advisor Annuity Overseas Fund:
    Tax qualified ...................................      177,086        12.115241        2,145,440
    Non-tax qualified ...............................      151,077        12.115241        1,830,334

Fidelity VIP - High Income Portfolio:
    Non-tax qualified ...............................        1,976        10.223564           20,202

Fidelity VIP - Overseas Portfolio:
    Tax qualified ...................................          290        10.520251            3,051
    Non-tax qualified ...............................          114        10.520251            1,199

Fidelity Advisor Annuity Select contracts:

Fidelity Advisor Annuity Government Investment Fund:
    Tax qualified ...................................      598,689        11.535024        6,905,892
    Non-tax qualified ...............................    1,011,100        11.535024       11,663,063

Fidelity Advisor Annuity Growth Opportunities Fund:
    Tax qualified ...................................    6,415,213        15.239855       97,766,916
    Non-tax qualified ...............................   16,114,264        15.239855      245,579,047

Fidelity Advisor Annuity High Yield Fund:
    Tax qualified ...................................    1,803,678        13.269007       23,933,016
    Non-tax qualified ...............................    4,584,342        13.269007       60,829,666

Fidelity Advisor Annuity Income & Growth Fund:
    Tax qualified ...................................    2,291,575        12.181451       27,914,709
    Non-tax qualified ...............................    5,374,512        12.181451       65,469,355

Fidelity Advisor Annuity Money Market Fund:
    Tax qualified ...................................      966,655        10.768919       10,409,829
    Non-tax qualified ...............................    1,656,190        10.768919       17,835,376

Fidelity Advisor Annuity Overseas Fund:
    Tax qualified ...................................      998,224        12.090800       12,069,327
    Non-tax qualified ...............................    2,411,166        12.090800       29,152,926


                                    56 of 109


Fidelity VIP - High Income Portfolio:
    Tax qualified ...................................        2,287        10.221866           23,377
    Non-tax qualified ...............................       12,210        10.221866          124,809

Fidelity VIP - Money Market Portfolio:
    Tax qualified ...................................       77,545        10.063199          780,351
    Non-tax qualified ...............................       62,978        10.063199          633,760

Fidelity VIP - Overseas Portfolio:
    Tax qualified ...................................        4,339        10.518503           45,640
    Non-tax qualified ...............................       17,196        10.518503          180,876

Fidelity VIP-II - Investment Grade Bond Portfolio:
    Tax qualified ...................................        8,008        10.059105           80,553
    Non-tax qualified ...............................        1,732        10.059105           17,422
                                                           -------        ---------      -----------
                                                                                       $ 674,396,891
                                                                                         ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                    57 of 109

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1996 and 1995


                                                                  1996            1995
                                                              -----------     -----------
Investment activity:
   Reinvested capital gains and dividends ...............    $ 11,357,337       5,253,187
   Mortality, expense and administration charges (note 2)      (7,056,063)     (1,324,577)
                                                              -----------     -----------
         Net investment activity ........................       4,301,274       3,928,610
                                                              -----------     -----------

   Proceeds from mutual fund shares sold ................      45,891,295      10,325,387
   Cost of mutual fund shares sold ......................     (44,457,369)    (10,182,494)
                                                              -----------     -----------
      Realized gain (loss) on investments ...............       1,433,926         142,893
   Change in unrealized gain (loss) on investments ......      62,292,552      12,550,359
                                                              -----------     -----------
      Net gain (loss) on investments ....................      63,726,478      12,693,252
                                                              -----------     -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ............      68,027,752      16,621,862
                                                              -----------     -----------
Equity transactions:
   Purchase payments received from contract owners ......     326,836,927     286,274,311
   Redemptions ..........................................     (20,699,510)     (2,222,588)
   Annual contract maintenance charge (note 2) ..........         (54,534)           (251)
   Contingent deferred sales charges (note 2) ...........        (402,606)        (29,016)
   Adjustments to maintain reserves .....................          36,535           8,009
                                                              -----------     -----------
         Net equity transactions ........................     305,716,812     284,030,465
                                                              -----------     -----------

Net change in contract owners' equity ...................     373,744,564     300,652,327
Contract owners' equity beginning of period .............     300,652,327              --
                                                              -----------     -----------
Contract owners' equity end of period ...................    $674,396,891     300,652,327
                                                             ============     ===========


See accompanying notes to financial statements.

                                    58 of 109

                 NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                        NOTES TO FINANCIAL STATEMENTS
                          December 31, 1996 and 1995


(1) Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(R).

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in any of the following:

         Funds of Fidelity Advisor Annuity Fund;

            Fidelity Advisor Annuity Government Investment Fund (FAAGvInv) Fidelity Advisor Annuity Growth Opportunities Fund (FAAGrOpp) Fidelity Advisor Annuity High Yield Fund (FAAHiYld)
            Fidelity Advisor Annuity Income & Growth Fund (FAAIncGr) Fidelity Advisor Annuity Money Market Fund (FAAMyMkt)
            Fidelity Advisor Annuity Overseas Fund (FAAOSeas)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
            VIP);

            Fidelity VIP - High Income Portfolio (FidVIPHI)
            Fidelity VIP - Money Market Portfolio (FidVIPMMkt)
            Fidelity VIP - Overseas Portfolio (FidVIPOv)

         Portfolio of the Fidelity Variable Insurance Products Funds II
          (Fidelity VIP-II);

            Fidelity VIP-II - Investment Grade Bond Portfolio (FidVIPIGBd)

         At December 31, 1996, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

                                    59 of 109

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1995 amounts have been reclassified to conform with the current year presentation.

(2) Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the Fidelity Advisor Annuity Classic contracts an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and
(b) for the Fidelity Advisor Annuity Classic contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the Fidelity Advisor Annuity Select contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculations equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively.

(3) Schedule I

     Schedule I presents the components of the change in the unit values, which are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

          -  Beginning unit value - Jan. 1

          -  Reinvested dividends and capital gains
             (This amount reflects the increase in the unit value due to dividend and capital gain distributions from the underlying mutual funds.)

          -  Unrealized gain (loss)
             (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

          -  Contract charges
             (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

          -  Ending unit value - Dec. 31

          -  Percentage increase (decrease) in unit value.

     For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.


                                    60 of 109

===============================================================================


                                  SCHEDULE I

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                   FIDELITY ADVISOR ANNUITY CLASSIC CONTRACTS
                       TAX QUALIFIED and NON-TAX QUALIFIED

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1996 AND 1995

                                  FAAGvInv     FAAGrOpp     FAAHiYld     FAAIncGr     FAAMyMkt    FAAOSeas    FidVIPHI     FidVIPOv
                                  --------     --------     --------     --------     --------    --------    --------     --------
1996***
Beginning unit value - Jan. 1   $11.504795    13.082083    11.858324    11.245581    10.385538   10.868973   10.000000    10.000000
- ----------------------------------------------------------------------------------------------------------------------------------
-
Reinvested capital gains
  and dividends                    .563863      .049986      .941213      .050277      .544367     .382665     .000000      .000000
- ----------------------------------------------------------------------------------------------------------------------------------
-
Unrealized gain (loss)            (.362149)    2.319799      .660145     1.059477      .000000    1.013511     .245224      .542388
- ----------------------------------------------------------------------------------------------------------------------------------
-
Contract charges                  (.148192)    (.181235)    (.163894)    (.149287)    (.139223)   (.149908)   (.021660)    (.022137)
- ----------------------------------------------------------------------------------------------------------------------------------
-
Ending unit value - Dec. 31     $11.558317    15.270633    13.295788    12.206048    10.790682   12.115241   10.223564    10.520251
- ----------------------------------------------------------------------------------------------------------------------------------
-
Percentage increase (decrease)
  in unit value* (a)                  0%         17%          12%           9%           4%         11%         2%(b)        5%(b)
===================================================================================================================================
1995
Beginning unit value - Jan. 1   $10.000000    10.000000    10.000000    10.000000    10.000000   10.000000        **          **
- ----------------------------------------------------------------------------------------------------------------------------------
-
Reinvested capital gains
  and dividends                    .562856      .177745      .424612      .217242      .517389     .059248
- ----------------------------------------------------------------------------------------------------------------------------------
-
Unrealized gain (loss)            1.081135     3.053458     1.576049     1.165103      .000000     .944343
- ----------------------------------------------------------------------------------------------------------------------------------
-
Contract charges                  (.139196)    (.149120)    (.142337)    (.136764)    (.131851)   (.134618)
- ----------------------------------------------------------------------------------------------------------------------------------
-
Ending unit value - Dec. 31     $11.504795    13.082083    11.858324    11.245581    10.385538   10.868973
- ----------------------------------------------------------------------------------------------------------------------------------
-
Percentage increase (decrease)
  in unit value* (a)                15%          31%          19%          12%           4%          9%
===================================================================================================================================

  *  An annualized rate of return cannot be determined as:
     (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
     (b) This investment option was not being utilized for the entire year indicated.
 **  This investment option was not being utilized or was not available.
***  No other investment options were being utilized.


                                    61 of 109

===============================================================================

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                    FIDELITY ADVISOR ANNUITY SELECT CONTRACTS
                       TAX QUALIFIED and NON-TAX QUALIFIED

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1996 AND 1995


                        FAAGvInv   FAAGrOpp   FAAHiYld   FAAIncGr   FAAMyMkt   FAAOSeas   FidVIPHI  FidVIPMMkt  FidVIPOv FidVIPIGBd
                        --------   --------   --------   --------   --------   --------   --------  ----------  -------- ----------
1996
Beginning unit value
 - Jan. 1             $11.493314  13.069019  11.846502  11.234358  10.375160  10.858102  10.000000  10.000000  10.000000  10.000000
- ----------------------------------------------------------------------------------------------------------------------------------
-
Reinvested capital
 gains and dividends     .562746    .049931    .939358    .050222    .543536    .381915    .000000    .086432    .000000    .000000
- ----------------------------------------------------------------------------------------------------------------------------------
-
Unrealized gain (loss)  (.361605)  2.315879    .659472   1.057486    .000000   1.012051    .245200    .000000    .542354    .082415
- ----------------------------------------------------------------------------------------------------------------------------------
-
Contract charges        (.159431)  (.194974)  (.176325)  (.160615)  (.149777)  (.161268)  (.023334)  (.023233)  (.023851)  (.023310)
- ----------------------------------------------------------------------------------------------------------------------------------
-
Ending unit value
 - Dec. 31            $11.535024  15.239855  13.269007  12.181451  10.768919  12.090800  10.221866  10.063199  10.518503  10.059105
- ----------------------------------------------------------------------------------------------------------------------------------
-
Percentage increase
 (decrease) in unit
  value* (a)               0%        17%        12%         8%         4%        11%         2%(b)      1%(b)      5%(b)      1%(b)
===================================================================================================================================
1995
Beginning unit value
 - Jan. 1             $10.000000  10.000000  10.000000  10.000000  10.000000  10.000000        **         **         **         **
- ----------------------------------------------------------------------------------------------------------------------------------
-
Reinvested capital
 gains and dividends     .562307    .177572    .424198    .217030    .517131    .059190
- ----------------------------------------------------------------------------------------------------------------------------------
-
Unrealized gain (loss)  1.080916   3.052053   1.575576   1.164620    .000000    .943888
- ----------------------------------------------------------------------------------------------------------------------------------
-
Contract charges        (.149909)  (.160606)  (.153272)  (.147292)  (.141971)  (.144976)
- ----------------------------------------------------------------------------------------------------------------------------------
-
Ending unit value
 - Dec. 31            $11.493314  13.069019  11.846502  11.234358  10.375160  10.858102
- ----------------------------------------------------------------------------------------------------------------------------------
-
Percentage increase
 (decrease) in unit
  value* (a)              15%        31%        18%        12%         4%         9%
===================================================================================================================================

*  An annualized rate of return cannot be determined as:
   (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
   (b) This investment option was not being utilized for the entire year indicated.
** This investment option was not being utilized or was not available.

See note 3.

                                       10

                                    62 of 109

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES.

                                                       KPMG Peat Marwick LLP

Columbus, Ohio
January 31, 1997



                                    63 of 109

             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Balance Sheets

                         December 31, 1996 and 1995
                              ($000's omitted)

                                         Assets                                                  1996                1995
                                         ------                                               -----------        -----------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $11,970,878 in 1996; $11,862,556 in 1995)               $12,304,639         12,485,564
      Equity securities (cost $43,890 in 1996; $23,617 in 1995)                                    59,131             29,953
   Mortgage loans on real estate, net                                                           5,272,119          4,602,764
   Real estate, net                                                                               265,759            229,442
   Policy loans                                                                                   371,816            336,356
   Other long-term investments                                                                     28,668             61,989
   Short-term investments (note 13)                                                                 4,789             32,792
                                                                                              -----------        -----------
                                                                                               18,306,921         17,778,860
                                                                                              -----------        -----------

Cash                                                                                               43,784              9,455
Accrued investment income                                                                         210,182            212,963
Deferred policy acquisition costs                                                               1,366,509          1,020,356
Investment in subsidiaries classified as discontinued operations (notes 1 and 2)                  485,707            506,677
Other assets (note 6)                                                                             426,441            388,214
Assets held in Separate Accounts (note 8)                                                      26,926,702         18,591,108
                                                                                              -----------        -----------
                                                                                              $47,766,246         38,507,633
                                                                                              -----------        -----------
                                                                                              -----------        -----------
                          Liabilities and Shareholder's Equity
                          ------------------------------------
Future policy benefits and claims (notes 6 and 8)                                             $17,179,060         16,358,614
Policyholders' dividend accumulations                                                             361,401            348,027
Other policyholder funds                                                                           60,073             65,297
Accrued federal income tax (note 7):
   Current                                                                                         30,170             35,301
   Deferred                                                                                       162,212            246,627
                                                                                              -----------        -----------
                                                                                                  192,382            281,928
                                                                                              -----------        -----------

Dividend payable to shareholder (notes 1 and 2)                                                   485,707                -
Other liabilities                                                                                 423,047            234,147
Liabilities related to Separate Accounts (note 8)                                              26,926,702         18,591,108
                                                                                              -----------        -----------
                                                                                               45,628,372         35,879,121
                                                                                              -----------        -----------

Commitments and contingencies (notes 6, 9 and 15)

Shareholder's equity (notes 3, 4, 5, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
      outstanding 3,814,779 shares                                                                  3,815              3,815
   Additional paid-in capital                                                                     527,874            657,118
   Retained earnings                                                                            1,432,593          1,583,275
   Unrealized gains on securities available-for-sale, net                                         173,592            384,304
                                                                                              -----------        -----------
                                                                                                2,137,874          2,628,512
                                                                                              -----------        -----------
                                                                                              $47,766,246         38,507,633
                                                                                              -----------        -----------
                                                                                              -----------        -----------

See accompanying notes to consolidated financial statements.


                                    64 of 109

             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                    Consolidated Statements of Income

               Years ended December 31, 1996, 1995 and 1994
                           ($000's omitted)


                                                                                     1996            1995             1994
                                                                                 ----------       ----------       ---------
Revenues (note 16):
   Investment product and universal life insurance product policy charges        $  400,902          286,534         217,245
   Traditional life insurance premiums                                              198,642          199,106         176,658
   Net investment income (note 5)                                                 1,357,759        1,294,033       1,210,811
   Realized losses on investments (note 5)                                             (326)          (1,724)        (16,527)
   Other income                                                                      35,861           20,702          11,312
                                                                                 ----------       ----------       ---------
                                                                                  1,992,838        1,798,651       1,599,499
                                                                                 ----------       ----------       ---------

Benefits and expenses:
   Benefits and claims                                                            1,160,580        1,115,493         992,667
   Provision for policyholders' dividends on participating policies (note 12)        40,973           39,937          38,754
   Amortization of deferred policy acquisition costs                                133,394           82,695          85,568
   Other operating expenses (note 13)                                               342,394          272,954         240,652
                                                                                 ----------       ----------       ---------
                                                                                  1,677,341        1,511,079       1,357,641
                                                                                 ----------       ----------       ---------
      Income from continuing operations before federal income tax expense           315,497          287,572         241,858
                                                                                 ----------       ----------       ---------

Federal income tax expense (benefit) (note 7):
   Current                                                                          116,512           88,700          73,559
   Deferred                                                                          (5,623)          11,108           5,030
                                                                                 ----------       ----------       ---------
                                                                                    110,889           99,808          78,589
                                                                                 ----------       ----------       ---------
      Income from continuing operations                                             204,608          187,764         163,269

Income from discontinued operations (less federal income tax expense of
   $4,453, $7,446 and $10,915 in 1996, 1995 and 1994, respectively) (note 2)         11,324           24,714          20,459
                                                                                 ----------       ----------       ---------

      Net income                                                                 $  215,932          212,478         183,728
                                                                                 ----------       ----------       ---------
                                                                                 ----------       ----------       ---------

See accompanying notes to consolidated financial statements.

                                    65 of 109

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Shareholder's Equity

                        Years ended December 31, 1996, 1995 and 1994
                                      ($000's omitted)


                                                                                                 Unrealized
                                                                                               gains (losses)
                                                                Additional                      on securities        Total
                                                    Capital       paid-in       Retained       available-for-    shareholder's
                                                    shares        capital       earnings          sale, net         equity
                                                    -------     ----------      ---------      --------------    -------------
1994:
   Balance, beginning of year                       $3,815        406,089       1,194,519            6,745         1,611,168
   Capital contribution                                -          200,000             -                -             200,000
   Net income                                          -              -           183,728              -             183,728
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 4)                         -              -               -            212,553           212,553
   Unrealized losses on securities available-
      for-sale, net                                    -              -               -           (338,971)         (338,971)
                                                    ------        -------       ---------         ---------        ----------
   Balance, end of year                             $3,815        606,089       1,378,247         (119,673)        1,868,478
                                                    ------        -------       ---------         ---------        ----------
                                                    ------        -------       ---------         ---------        ----------

1995:
   Balance, beginning of year                        3,815        606,089       1,378,247         (119,673)        1,868,478
   Capital contribution (note 13)                      -           51,029             -             (4,111)           46,918
   Dividends to shareholder                            -              -            (7,450)             -              (7,450)
   Net income                                          -              -           212,478              -             212,478
   Unrealized gains on securities available-
      for-sale, net                                    -              -               -            508,088           508,088
                                                    ------        -------       ---------         ---------        ----------
   Balance, end of year                             $3,815        657,118       1,583,275          384,304         2,628,512
                                                    ------        -------       ---------         ---------        ----------
                                                    ------        -------       ---------         ---------        ----------

1996:
   Balance, beginning of year                        3,815        657,118       1,583,275          384,304         2,628,512
   Capital contribution (note 13)                      -               25               5              -                  30
   Dividends to shareholder                            -         (129,269)       (366,619)         (39,819)         (535,707)
   Net income                                          -              -           215,932              -             215,932
   Unrealized losses on securities available-
      for-sale, net                                    -              -               -           (170,893)         (170,893)
                                                    ------        -------       ---------         ---------        ----------
   Balance, end of year                             $3,815        527,874       1,432,593          173,592         2,137,874
                                                    ------        -------       ---------         ---------        ----------
                                                    ------        -------       ---------         ---------        ----------

See accompanying notes to consolidated financial statements.


                                    66 of 109

                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                   Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)


                                                                                  1996           1995            1994
                                                                              ----------      ---------       ---------
Cash flows from operating activities:
   Net income                                                                 $  215,932        212,478         183,728
   Adjustments to reconcile net income to net cash provided by operating activities:
         Capitalization of deferred policy acquisition costs                    (422,572)      (321,327)       (242,431)
         Amortization of deferred policy acquisition costs                       133,394         82,695          85,568
         Amortization and depreciation                                             6,962         10,234           3,603
         Realized (gains) losses on invested assets, net                            (284)         3,250          16,094
         Deferred federal income tax expense (benefit)                             7,603        (30,673)          9,946
         Decrease (increase) in accrued investment income                          2,781        (16,999)        (12,808)
         (Increase) decrease in other assets                                     (38,876)        39,880        (102,676)
         Increase in policy liabilities                                          305,755        135,937         118,361
         Increase in policyholders' dividend accumulations                        13,374         12,639          15,298
         (Decrease) increase in accrued federal income tax payable                (5,131)        30,836          (5,714)
         Increase in other liabilities                                           188,900         26,851             506
         Other, net                                                              (61,679)         1,832         (29,595)
                                                                              ----------      ---------       ---------
            Net cash provided by operating activities                            346,159        187,633          39,880
                                                                              ----------      ---------       ---------

Cash flows from investing activities:
   Proceeds from maturity of securities available-for-sale                     1,162,766        634,553         544,843
   Proceeds from sale of securities available-for-sale                           299,558        107,345         228,308
   Proceeds from maturity of fixed maturity securities held-to-maturity              -          564,450         491,862
   Proceeds from repayments of mortgage loans on real estate                     309,050        207,832         190,574
   Proceeds from sale of real estate                                              18,519         48,331          46,713
   Proceeds from repayments of policy loans and sale of other invested assets     22,795         53,587         120,506
   Cost of securities available-for-sale acquired                             (1,573,640)    (1,942,413)     (1,816,370)
   Cost of fixed maturity securities held-to-maturity acquired                       -         (593,636)       (410,379)
   Cost of mortgage loans on real estate acquired                               (972,776)      (796,026)       (471,570)
   Cost of real estate acquired                                                   (7,862)       (10,928)         (6,385)
   Policy loans issued and other invested assets acquired                        (57,740)       (75,910)        (65,302)
   Short-term investments, net                                                    28,003         77,837         (89,376)
   Purchase of affiliate (note 13)                                                   -              -          (155,000)
                                                                              ----------      ---------       ---------
            Net cash used in investing activities                               (771,327)    (1,724,978)     (1,391,576)
                                                                              ----------      ---------       ---------

Cash flows from financing activities:
   Proceeds from capital contributions                                                30            -           200,000
   Dividends paid to shareholder                                                 (50,000)        (7,450)            -
   Increase in investment product and universal life insurance
      product account balances                                                 2,293,933      2,809,385       3,547,976
   Decrease in investment product and universal life insurance
      product account balances                                                (1,784,466)    (1,258,758)     (2,412,595)
                                                                              ----------      ---------       ---------
            Net cash provided by financing activities                            459,497      1,543,177       1,335,381
                                                                              ----------      ---------       ---------

Net increase (decrease) in cash                                                   34,329          5,832         (16,315)

Cash, beginning of year                                                            9,455          3,623          19,938
                                                                              ----------      ---------       ---------
Cash, end of year                                                             $   43,784          9,455           3,623
                                                                              ----------      ---------       ---------
                                                                              ----------      ---------       ---------

See accompanying notes to consolidated financial statements.


                                    67 of 109

           NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

               Notes to Consolidated Financial Statements

                    December 31, 1996, 1995 and 1994
                            ($000's omitted)

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

     Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC), West Coast Life Insurance Company (WCLIC), Nationwide Advisory Services, Inc. (formerly Nationwide Financial Services, Inc.), Nationwide Investment Services Corporation (formerly PEBSCO Securities Corporation) (NISC) and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

     Nationwide Corp. formed Nationwide Financial Services, Inc. (NFS) in November 1996 as a holding company for NLIC and the other companies of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On January 27, 1997, Nationwide Corp. contributed to NFS the common stock of NLIC and three marketing and distribution companies. NFS is planning an initial public offering of its Class A common stock during the first quarter of 1997.

     In anticipation of the restructuring described above, on September 24, 1996, NLIC's Board of Directors declared a dividend payable January 1, 1997 to Nationwide Corp. consisting of the outstanding shares of common stock of certain subsidiaries (ELICW, NCC and WCLIC) that do not offer or distribute long-term savings and retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and another affiliate effective January 1, 1996. These subsidiaries and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 2 and 13.

     In addition, as part of the restructuring described above, NLIC intends to make an $850,000 distribution to NFS which will then make an equivalent distribution to Nationwide Corp.

     The Company is a leading provider of long-term savings and retirement products to retail and institutional customers and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

     The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

          LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

          CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.



                                    68 of 109

          NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

          INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)  DISCONTINUED OPERATIONS

     As discussed in note 1, NFS is a holding company for NLIC and certain other companies that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. to NFS of the outstanding common stock of NLIC and other companies, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

     On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company that serves as a fronting company for a property and casualty subsidiary of Nationwide Mutual Insurance Company (NMIC), an affiliate. NCC maintains its offices in Scottsdale, Arizona. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of these subsidiaries.

     A summary of the combined results of operations, including the results of the accident and health and group life insurance business ELICW assumed from NLIC in 1996, and assets and liabilities of ELICW, NCC and WCLIC as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                   1996         1995        1994
                                                                ----------   ---------    ---------
Revenues                                                        $  668,870     422,149       84,226
Net income                                                          11,324      26,456       11,753
Assets, consisting primarily of investments                      3,029,293   2,967,326    2,537,692
Liabilities, consisting primarily of policy benefits and claims  2,543,586   2,460,649    2,179,263

     During 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 13 for a complete discussion of the reinsurance agreements. NLIC has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies and will cease writing any new business prior to December 31, 1997. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of NLIC.


                                    69 of 109

     A summary of the results of operations, net of amounts ceded to ELICW and NMIC in 1996, and assets and liabilities of NLIC's accident and health and group life insurance business as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                     1996       1995        1994
                                                                  --------     -------     -------
Revenues                                                          $    -       354,788     362,476
Net income (loss)                                                      -        (1,742)      8,706
Assets, consisting primarily of investments                        259,185     239,426     234,082
Liabilities, consisting primarily of policy benefits and claims    259,185     239,426     234,082

(3)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and its insurance subsidiaries, filed with the department of insurance of each insurance company's state of domicile, are prepared on the basis of accounting practices prescribed or permitted by each department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

     (a)  CONSOLIDATION POLICY

     The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in Subsidiaries Classified as Discontinued Operations" in the accompanying consolidated balance sheets and "Income for Discontinued Operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

     (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

     The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.


                                    70 of 109

     Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

     Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

     Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

     (c)  REVENUES AND BENEFITS

     INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
     Investment products consist primarily of individual and group variable and fixed annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

     TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     ACCIDENT AND HEALTH INSURANCE PRODUCTS: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred. All accident and health insurance business is accounted for as discontinued operations. See note 2.

     (d)  DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges.
     For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 3(b).


                                    71 of 109

     (e)  SEPARATE ACCOUNTS

     Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

     (f)  FUTURE POLICY BENEFITS

     Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

     Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

     Future policy benefits and claims for collectively renewable long-term disability policies and group long-term disability policies are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted. All health insurance business is accounted for as discontinued operations. See note 2.

     (g)  PARTICIPATING BUSINESS

     Participating business represents approximately 52% in 1996 (54% in 1995 and 55% in 1994) of the Company's life insurance in force, 78% in 1996 (79% in 1995 and 79% in 1994) of the number of life insurance policies in force, and 40% in 1996 (47% in 1995 and 51% in 1994) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued.

     (h)  FEDERAL INCOME TAX

     The Company, with the exception of ELICW, files a consolidated federal income tax return with NMIC, the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. Through 1994, ELICW filed a consolidated federal income tax return with Employers Insurance of Wausau A Mutual Company, an affiliate. Beginning in 1995, ELICW files a separate federal income tax return.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.


                                    72 of 109

     (i)  REINSURANCE CEDED

     Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 2 and 13.

     (j)  RECLASSIFICATION

     Certain items in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 presentation.


(4)  CHANGE IN ACCOUNTING PRINCIPLE

     Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,299,665 and $6,721,714, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

Excess of fair value over amortized cost of fixed maturity
   securities available-for-sale                                   $ 422,049
Adjustment to deferred policy acquisition costs                      (95,044)
Deferred federal income tax                                         (114,452)
                                                                   ---------
                                                                   $ 212,553
                                                                   ---------
                                                                   ---------

(5)  INVESTMENTS

     The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996:

                                                                           Gross          Gross
                                                            Amortized    unrealized     unrealized      Estimated
                                                              cost         gains          losses        fair value
                                                         ------------    ----------     ----------     -----------
1996:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
      government corporations and agencies                  $275,696        4,795          (1,340)        279,151
    Obligations of states and political subdivisions           6,242          450              (2)          6,690
    Debt securities issued by foreign governments            100,656        2,141            (857)        101,940
    Corporate securities                                   7,999,310      285,946         (33,686)      8,251,570
    Mortgage-backed securities                             3,588,974       91,438         (15,124)      3,665,288
                                                         ------------    ----------     ----------     -----------
        Total fixed maturity securities                   11,970,878      384,770         (51,009)     12,304,639
  Equity securities                                           43,890       15,571            (330)         59,131
                                                         ------------    ----------     ----------     -----------
                                                         $12,014,768      400,341         (51,339)     12,363,770
                                                         ------------    ----------     ----------     -----------
                                                         ------------    ----------     ----------     -----------


                                    73 of 109

    The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                                 Gross           Gross
                                                              Amortized        unrealized      unrealized       Estimated
                                                                 cost            gains           losses         fair value
1995:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
      government corporations and agencies                    $310,186          12,764               (1)          322,949
    Obligations of states and political subdivisions             8,655           1,205               (1)            9,859
    Debt securities issued by foreign governments              101,414           4,387              (66)          105,735
    Corporate securities                                     7,888,440         473,681          (25,742)        8,336,379
    Mortgage-backed securities                               3,553,861         165,169           (8,388)        3,710,642
                                                           -----------        --------          -------        ----------
        Total fixed maturity securities                     11,862,556         657,206          (34,198)       12,485,564
  Equity securities                                             23,617           6,382              (46)           29,953
                                                           -----------        --------          -------        ----------
                                                           $11,886,173         663,588          (34,244)       12,515,517
                                                           -----------        --------          -------        ----------
                                                           -----------        --------          -------        ----------

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  Amortized      Estimated
                                                    cost         fair value
Fixed maturity securities available-for-sale:    -----------     ----------
   Due in one year or less                       $   440,235        444,214
   Due after one year through five years           3,937,010      4,053,152
   Due after five years through ten years          2,809,813      2,871,806
   Due after ten years                             1,194,846      1,270,179
                                                 -----------     ----------
                                                   8,381,904      8,639,351
Mortgage-backed securities                         3,588,974      3,665,288
                                                 -----------     ----------
                                                 $11,970,878     12,304,639
                                                 -----------     ----------
                                                 -----------     ----------

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                   1996          1995
                                                                 --------      --------
Gross unrealized gains                                           $349,002       629,344
Adjustment to deferred policy acquisition costs                   (81,939)     (138,914)
Deferred federal income tax                                       (93,471)     (171,649)
                                                                 --------      --------
                                                                  173,592       318,781
Unrealized gains on securities available-for-sale, net, of
   subsidiaries classified as discontinued operations (note 2)          -        65,523
                                                                 --------      --------
                                                                 $173,592       384,304
                                                                 --------      --------
                                                                 --------      --------


                                    74 of 109

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                1996        1995           1994
                                              ---------    ---------    ----------
Securities available-for-sale:
   Fixed maturity securities                  $(289,247)     876,332      (675,373)
   Equity securities                              8,905          (26)       (1,927)
Fixed maturity securities held-to-maturity            -       75,626      (398,183)
                                              ---------    ---------    ----------
                                              $(280,342)     951,932    (1,075,483)
                                              ---------    ---------    ----------
                                              ---------    ---------    ----------

     Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $299,558, $107,345 and $228,308, respectively. During 1996, gross gains of $6,606 ($4,838 and $3,045 in 1995 and 1994, respectively) and gross losses of $6,925 ($2,147 and $21,280 in 1995 and 1994, respectively) were realized on those sales.

     During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25,429 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3,535.

     As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995 the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,320,093, resulting in a gross unrealized gain of $155,940.

     Investments that were non-income producing for the twelve month period preceding December 31, 1996 amounted to $26,805 ($27,712 in 1995) and consisted of $248 ($6,982 in 1995) in fixed maturity securities, $20,633 ($14,740 in 1995) in real estate and $5,924 ($5,990 in 1995) in other long-term investments.

     Real estate is presented at cost less accumulated depreciation of $30,338 as of December 31, 1996 ($30,482 as of December 31, 1995)
     and valuation allowances of $15,219 as of December 31, 1996
     ($25,819 as of December 31, 1995).

     The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by SFAS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND DISCLOSURE) as of December 31, 1996 was $51,765 ($44,409 as of December 31, 1995), which includes $41,663 ($23,975 as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $8,485 ($5,276 as of December 31, 1995) and $10,102 ($20,434 as of December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $39,674 ($22,181 in 1995) and interest income recognized on those loans was $2,103 ($387 in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

     Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                         1996         1995
                                                        -------      ------
Allowance, beginning of year                            $49,128      46,381
     Additions charged to operations                      4,497       7,433
     Direct write-downs charged against the allowance    (2,587)     (4,686)
                                                        -------      ------
Allowance, end of year                                  $51,038      49,128
                                                        -------      ------
                                                        -------      ------

                                    75 of 109

An analysis of investment income by investment type follows for the years ended December 31:

                                                         1996          1995           1994
                                                    ----------      ---------      ---------
Gross investment income:
    Securities available-for-sale:
      Fixed maturity securities                       $917,135        685,787        647,927
      Equity securities                                  1,291          1,330            509
    Fixed maturity securities held-to-maturity               -        201,808        185,938
    Mortgage loans on real estate                      432,815        395,478        372,734
    Real estate                                         44,332         38,344         40,170
    Short-term investments                               4,155         10,576          6,141
    Other                                                3,998          7,239          2,121
                                                    ----------      ---------      ---------
          Total investment income                    1,403,726      1,340,562      1,255,540
Less investment expenses                                45,967         46,529         44,729
                                                    ----------      ---------      ---------
          Net investment income                     $1,357,759      1,294,033      1,210,811
                                                    ----------      ---------      ---------
                                                    ----------      ---------      ---------

An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                             1996         1995        1994
                                           -------       ------     -------
Securities available-for-sale:
   Fixed maturity securities               $(3,462)       4,213      (7,296)
   Equity securities                         3,143        3,386       1,422
Mortgage loans on real estate               (4,115)      (7,091)    (20,446)
Real estate and other                        4,108       (2,232)      9,793
                                           -------       ------     -------
                                           $  (326)      (1,724)    (16,527)
                                           -------       ------     -------
                                           -------       ------     -------

     Fixed maturity securities with an amortized cost of $6,161 and $5,592 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

(6)  FUTURE POLICY BENEFITS AND CLAIMS

     The liability for future policy benefits for investment contracts represents approximately 87% and 87% of the total liability for future policy benefits as of December 31, 1996 and 1995, respectively. The average interest rate credited on investment product policies was approximately 6.3%, 6.6% and 6.5% for the years ended December 31, 1996, 1995 and 1994, respectively.

     The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

     INTEREST RATES:  Interest rates vary as follows:

     Year of issue                 Interest rates
     -------------       --------------------------------------------------
       1996              6.6%, not graded
       1984-1995         6.0% to 10.5%, not graded
       1966-1983         6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%
       1965 and prior    generally lower than post 1965 issues


                                    76 of 109

     WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

     MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

     The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $240,451 and $245,255 as of December 31, 1996 and 1995, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

     The Company has reinsurance agreements with certain affiliates as described in note 13. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.

(7)  FEDERAL INCOME TAX

     The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 are as follows:

                                                            1996           1995
                                                          --------       --------
Deferred tax assets:
   Future policy benefits                                 $175,571        149,192
   Liabilities in Separate Accounts                        188,426        129,120
   Mortgage loans on real estate and real estate            23,366         25,165
   Other policyholder funds                                  7,407          7,424
   Other assets and other liabilities                       53,757         41,847
                                                          --------       --------
     Total gross deferred tax assets                       448,527        352,748
     Less valuation allowances                              (7,000)        (7,000)
                                                          --------       --------
     Net deferred tax assets                               441,527        345,748
                                                          --------       --------
                                                          --------       --------

Deferred tax liabilities:
   Deferred policy acquisition costs                       399,345        299,579
   Fixed maturity securities                               133,210        227,345
   Deferred tax on realized investment gains                37,597         40,634
   Equity securities and other long-term investments         8,210          3,780
   Other                                                    25,377         21,037
                                                          --------       --------
     Total gross deferred tax liabilities                  603,739        592,375
                                                          --------       --------
                                                          $162,212        246,627
                                                          --------       --------
                                                          --------       --------

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1996, 1995 and 1994.


                                    77 of 109

     Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:


                                                      1996               1995               1994
                                                 --------------     --------------     ---------------
                                                  Amount    %        Amount    %         Amount   %
                                                 --------------     --------------     ---------------

Computed (expected) tax expense                  $110,424  35.0     $100,650  35.0     $84,650    35.0
Tax exempt interest and dividends
   received deduction                                (212) (0.1)         (18) (0.0)       (130)   (0.1)
Other, net                                            677   0.3         (824) (0.3)     (5,931)   (2.5)
                                                 --------------     --------------     ---------------
      Total (effective rate of each year)        $110,889  35.2     $ 99,808  34.7     $78,589    32.5
                                                 --------------     --------------     ---------------
                                                 --------------     --------------     ---------------


Total federal income tax paid was $115,839, $51,840 and $83,239 during the years ended December 31, 1996, 1995 and 1994, respectively.


(8)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     SFAS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

     These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures:

          CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

          FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

          SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.


                                    78 of 109

          MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

          INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS:
          The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

          COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

     Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:


                                                                  1996                                   1995
                                                      --------------------------------     --------------------------------
                                                        Carrying          Estimated           Carrying          Estimated
                                                         amount          fair value            amount          fair value
                                                      -------------  -----------------     ---------------  ---------------
ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                        $12,304,639         12,304,639          12,485,564     12,485,564
      Equity securities                                     59,131             59,131              29,953         29,953
   Mortgage loans on real estate, net                    5,272,119          5,397,865           4,602,764      4,961,655
   Policy loans                                            371,816            371,816             336,356        336,356
   Short-term investments                                    4,789              4,789              32,792         32,792
Cash                                                        43,784             43,784               9,455          9,455
Assets held in Separate Accounts                        26,926,702         26,926,702          18,591,108     18,591,108

LIABILITIES
Investment contracts                                    13,914,441         13,484,526          13,229,360     12,876,798
Policy reserves on life insurance contracts              2,971,337          2,775,991           2,836,323      2,733,486
Policyholders' dividend accumulations                      361,401            361,401             348,027        348,027
Other policyholder funds                                    60,073             60,073              65,297         65,297
Liabilities related to Separate Accounts                26,926,702         26,164,213          18,591,108     18,052,362


(9)  ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURES

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.


                                    79 of 109

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $327,456 extending into 1997 were outstanding as of December 31, 1996.

     SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 21% (20% in 1995) in any geographic area and no more than 2% (2% in 1995) with any one borrower as of December 31, 1996.

     The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1996 and 1995. See note 6.

     The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:


                                                                                             Apartment
                                         Office         Warehouse           Retail            & other             Total
                                        --------       -----------         --------         ------------       ----------
1996:
  East North Central                    $139,518        119,069              549,064           215,038         1,022,689
  East South Central                      33,267         22,252              172,968            90,623           319,110
  Mountain                                17,972         43,027              113,292            73,390           247,681
  Middle Atlantic                        129,077         54,046              160,833            18,498           362,454
  New England                             33,348         43,581              161,960               -             238,889
  Pacific                                202,562        325,046              424,295           110,108         1,062,011
  South Atlantic                         103,889        134,492              482,934           385,185         1,106,500
  West North Central                     126,467          2,441               75,180            40,529           244,617
  West South Central                     104,877        120,314              197,090           304,256           726,537
                                        --------       -----------         ---------        ------------     ------------
                                        $890,977        864,268            2,337,616         1,237,627         5,330,488
                                        --------       -----------         ---------        ------------
                                        --------       -----------         ---------        ------------
     Less valuation allowances and unamortized discount                                                           58,369
                                                                                                             ------------
          Total mortgage loans on real estate, net                                                            $5,272,119
                                                                                                             ------------
                                                                                                             ------------

1995:
  East North Central                    $138,965        101,925              514,995           175,213           931,098
  East South Central                      21,329         13,053              180,858            82,383           297,623
  Mountain                                  -            17,219              138,220            45,274           200,713
  Middle Atlantic                        116,187         64,813              158,252            10,793           350,045
  New England                              9,559         39,525              148,449                 1           197,534
  Pacific                                183,206        233,186              374,915           105,419           896,726
  South Atlantic                         106,246         73,541              446,800           278,265           904,852
  West North Central                     133,899         14,205               78,065            36,651           262,820
  West South Central                      69,140         92,594              190,299           267,268           619,301
                                        --------       -----------         ---------        ------------     ------------
                                        $778,531        650,061            2,230,853         1,001,267         4,660,712
                                        --------       -----------         ---------        ------------
                                        --------       -----------         ---------        ------------
     Less valuation allowances and unamortized discount                                                           57,948
                                                                                                             ------------
          Total mortgage loans on real estate, net                                                            $4,602,764
                                                                                                             ------------
                                                                                                             ------------


                                    80 of 109

(10) PENSION PLAN

     The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

     Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

     Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $7,381, $10,478 and
     $10,063, respectively.

     The Company's net accrued pension expense as of December 31, 1996 and 1995 was $1,075 and $1,392, respectively.

     The net periodic pension cost for the Nationwide Insurance
     Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:


                                                                            1996                1995                1994
                                                                          --------            --------            --------

     Service cost (benefits earned during the period)                     $ 75,466              64,524             64,740
     Interest cost on projected benefit obligation                         105,511              95,283             73,951
     Actual return on plan assets                                         (210,583)           (249,294)           (21,495)
     Net amortization and deferral                                         101,795             143,353            (62,150)
                                                                          --------            --------            --------
                                                                          $ 72,189              53,866             55,046
                                                                          --------            --------            --------
                                                                          --------            --------            --------

  Basis for measurements, net periodic pension cost:

                                                                            1996                1995                1994
                                                                          --------            --------            --------

     Weighted average discount rate                                        6.00%                7.50%                5.75%
     Rate of increase in future compensation levels                        4.25%                6.25%                4.50%
     Expected long-term rate of return on plan assets                      6.75%                8.75%                7.00%


                                    81 of 109

     Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:


                                                                                 1996                    1995
                                                                             ------------             -----------
          Accumulated benefit obligation:
            Vested                                                            $1,338,554               1,236,730
            Nonvested                                                             11,149                  26,503
                                                                             ------------             -----------
                                                                              $1,349,703               1,263,233
                                                                             ------------             -----------
                                                                             ------------             -----------

          Net accrued pension expense:
            Projected benefit obligation for services rendered to date        $1,847,828               1,780,616
            Plan assets at fair value                                          1,947,933               1,738,004
                                                                             ------------             -----------
              Plan assets in excess of (less than) projected benefit
                obligation                                                       100,105                 (42,612)
            Unrecognized prior service cost                                       37,870                  42,845
            Unrecognized net gains                                              (201,952)                (63,130)
            Unrecognized net asset at transition                                  37,158                  41,305
                                                                             ------------             -----------
                                                                              $  (26,819)                (21,592)
                                                                             ------------             -----------
                                                                             ------------             -----------

     Basis for measurements, funded status of plan:

                                                                                 1996                    1995
                                                                             ------------             -----------

          Weighted average discount rate                                         6.50%                   6.00%
          Rate of increase in future compensation levels                         4.75%                   4.25%


     Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW.

(11) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation; however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

     The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $34,884 and $33,537, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $3,286, $3,132 and $4,284, respectively.


                                    82 of 109

     The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:


                                                                                     1996            1995            1994
                                                                                   --------        --------        --------

Service cost (benefits attributed to employee service during the year)              $ 6,541          6,235          8,586
Interest cost on accumulated postretirement benefit obligation                       13,679         14,151         14,011
Actual return on plan assets                                                         (4,348)        (2,657)        (1,622)
Amortization of unrecognized transition obligation of affiliates                        173          2,966            568
Net amortization and deferral                                                         1,830         (1,619)         1,622
                                                                                   --------        --------        --------
                                                                                    $17,875         19,076         23,165
                                                                                   --------        --------        --------
                                                                                   --------        --------        --------

     Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:


                                                                                              1996                1995
                                                                                            --------            --------
     Accrued postretirement benefit expense:
       Retirees                                                                            $  92,954              88,680
       Fully eligible, active plan participants                                               23,749              28,793
       Other active plan participants                                                         83,986              90,375
                                                                                            --------            --------
         Accumulated postretirement benefit obligation (APBO)                                200,689             207,848
       Plan assets at fair value                                                              63,044              54,325
                                                                                            --------            --------
         Plan assets less than accumulated postretirement benefit obligation                (137,645)           (153,523)
       Unrecognized transition obligation of affiliates                                        1,654               1,827
       Unrecognized net gains                                                                (23,225)             (1,038)
                                                                                            --------            --------
                                                                                           $(159,216)           (152,734)
                                                                                            --------            --------
                                                                                            --------            --------


     Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:


                                                   1996            1996            1995            1995             1994
                                                   APBO            NPPBC           APBO            NPPBC           NPPBC
                                                 --------        ---------       --------        ---------       ---------

     Discount rate                                 7.25%           6.65%           6.75%           8.00%           7.00%
     Long-term rate of return on plan
       assets, net of tax                            -             4.80%             -             8.00%             N/A
     Assumed health care cost trend rate:
       Initial rate                               11.00%          11.00%          11.00%          10.00%          12.00%
       Ultimate rate                               6.00%           6.00%           6.00%           6.00%           6.00%
       Uniform declining period                  12 Years        12 Years        12 Years        12 Years       12 Years


     The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended
     December 31, 1996 by $83.

(12) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance company subsidiaries exceed the minimum risk-based capital requirements.


                                    83 of 109

     The statutory capital shares and surplus of NLIC as of December 31, 1996, 1995 and 1994 was $1,000,647, $1,363,031 and $1,262,861,
     respectively. The statutory net income of NLIC for the years ended December 31, 1996, 1995 and 1994 was $73,218, $86,529 and $76,532,
     respectively.

     NLIC is limited in the amount of shareholder dividends it may pay without prior approval by the Department of Insurance of the State of Ohio (the Department). NLIC's dividend of the outstanding shares of common stock of certain companies which was declared on September 24, 1996 and the anticipated $850,000 dividend (as discussed in note 1) are deemed extraordinary under Ohio insurance laws. As a result of such dividends, any dividend paid by NLIC during the 12-month period immediately following the $850,000 dividend would also be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholder.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

     (13) TRANSACTIONS WITH AFFILIATES

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $9,065, $8,986 and $8,133, respectively.

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $101,584, $107,112, and $100,601 in 1996, 1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $15,111 and $1,186 as of December 31, 1996 and 1995, respectively.

     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1996 and 1995 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.


                                    84 of 109

     Intercompany reinsurance contracts exist between NLIC and, respectively NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to NLIC's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by NMIC or ELICW, as the case may be. Risk of asset default is retained by NLIC, although a fee is paid by NMIC or ELICW, as the case may be, to NLIC for the NLIC's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. NLIC believes that the terms of the modified coinsurance agreements are consistent in all material respects with what NLIC could have obtained with unaffiliated parties.

     Amounts ceded to ELICW in 1996 are included in ELICW's results of operations for 1996 which, combined with the results of WCLIC and NCC, are summarized in note 2. Amounts ceded to ELICW in 1996 include premiums of $224,224, net investment income and other revenue of $14,833, and benefits, claims and other expenses of $246,641. Amounts ceded to NMIC in 1996 include premiums of $97,331, net investment income of $10,890, and benefits, claims and other expenses of $100,476.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $4,789 and $9,654 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

     On April, 5 1996, Nationwide Corp. contributed all of the outstanding shares, with shareholder equity value of $30, of NISC to NLIC. NLIC contributed an additional $500 to NISC on August 30, 1996.

     On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. As discussed in note 2, WCLIC is accounted for as discontinued operations.

     Effective December 31, 1994, NLIC purchased all of the outstanding shares of common stock of ELICW from Wausau Service Corporation
     (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC. As discussed in note 2, ELICW is accounted for as discontinued operations.

     Certain annuity products are sold through three affiliated companies which are also subsidiaries of Nationwide Corp. Total commissions and fees paid to these affiliates for the years ended December 31, 1996, 1995 and 1994 were $76,922, $57,280 and $50,168, respectively.


(14) BANK LINES OF CREDIT

     In August 1996, NLIC, along with NMIC, established a $600,000 revolving credit facility which provides for a $600,000 loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled.


                                    85 of 109

(15) CONTINGENCIES

     The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(16) SEGMENT INFORMATION

     The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses, investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

     During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

     The following table summarizes the revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.


                                                                         1996                 1995                1994
                                                                      ----------           ----------         -----------

     Revenues:
       Variable Annuities                                            $   284,638             189,071            132,687
       Fixed Annuities                                                 1,092,566           1,051,970            939,868
       Life Insurance                                                    435,657             409,135            383,150
       Corporate and Other                                               179,977             148,475            143,794
                                                                      ----------           ----------         -----------
                                                                     $ 1,992,838           1,798,651          1,599,499
                                                                      ----------           ----------         -----------
                                                                      ----------           ----------         -----------

     Income from continuing operations before
       federal income tax expense:
       Variable Annuities                                                 90,244              50,837             24,574
       Fixed Annuities                                                   135,405             137,000            138,950
       Life Insurance                                                     67,242              67,590             53,046
       Corporate and Other                                                22,606              32,145             25,288
                                                                      ----------           ----------         -----------
                                                                     $   315,497             287,572            241,858
                                                                      ----------           ----------         -----------
                                                                      ----------           ----------         -----------

     Assets:
       Variable Annuities                                             25,069,725          17,333,039         11,146,465
       Fixed Annuities                                                13,994,715          13,250,359         11,668,973
       Life Insurance                                                  3,353,286           3,027,420          2,752,283
       Corporate and Other                                             5,348,520           4,896,815          3,678,303
                                                                      ----------           ----------         -----------
                                                                     $ 47,766,246         38,507,633         29,246,024
                                                                      ----------           ----------         -----------
                                                                      ----------           ----------         -----------



                                    86 of 109

PART C.   OTHER INFORMATION
Item 24.  FINANCIAL STATEMENTS AND EXHIBITS


     (a)  To be filed by Financial Statements:

          (1) Financial statements and schedule included                    PAGE
              in Prospectus
              (Part A):

              Condensed Financial Information.                               18

          (2) Financial statements included                                  54
              in Part B:

              Those financial statements required by
              Item 23 to be included in Part B have been incorporated therein by reference to the Statement of Additional Information
              (Part A).

          Nationwide Fidelity Advisor Variable Account:

              Independent Auditors' Report.                                  54

              Statements of Assets, Liabilities                              55
              and Contract Owners' Equity as of
              December 31, 1996.

              Statements of Operations and Changes                           58
              in Contract Owners' Equity for years
              ended December 31, 1996, and 1995.

              Notes to Financial Statements.                                 59

              Schedules of Changes In Unit Value.                            61

          Nationwide Life Insurance Company:

              Independent Auditors' Report.                                  63

              Consolidated Balance Sheets as of December 31, 1996
              and 1995                                                       64

              Consolidated Statements of Income for the years                65
              ended December 31, 1996, 1995 and 1994

              Consolidated Statements of Shareholder's Equity for the        66
              years ended December 31, 1996, 1995 and
              1994.

              Consolidated Statements of Cash Flows for the years            67
              ended December 31, 1996, 1995 and 1994.

              Notes to Consolidated Financial Statements.                    68

              Schedule I - Consolidated Summary of Investments - Other       104
              Than Investments in Related Parties

              Schedule III - Supplementary Insurance Information             105

              Schedule IV - Reinsurance                                      106

              Schedule V - Valuation and Qualifying Accounts                 107



                                   87 of 109

Item 24.  (b)  Exhibits
               (1)  Resolution of the Depositor's Board of
                    Directors authorizing the establishment of the Registrant - Filed previously with this Registration Statement (File No. 33-82174) and hereby incorporated by reference.

               (2)  Not Applicable

               (3)  Underwriting or Distribution contracts
                    between the Registrant and Principal
                    Underwriter - Filed previously with this Registration Statement (File No. 33-82174) and hereby incorporated by reference.

               (4)  The form of the variable annuity contract -
                    Filed previously with this Registration
                    Statement (File No. 33-82174) and hereby incorporated herein by reference.

               (5)  Variable Annuity Application - Filed
                    previously with this Registration
                    Statement (File No. 33-82174) and hereby incorporated herein by reference.

               (6)  Articles of Incorporation of Depositor -
                    Filed previously with this Registration
                    Statement (File No. 33-82174) and hereby incorporated herein by reference.

               (7)  Not Applicable

               (8)  Not Applicable

               (9) Opinion of Counsel - Filed previously with this Registration Statement (File No. 33-82174) and hereby incorporated herein by reference.

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable

               (13) Performance Advertising Calculation
                    Schedule - Filed previously with this
                    Registration Statement (File No. 33-82174) and hereby incorporated herein by reference.


                                  88 of 109

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

               NAME AND PRINCIPAL                 POSITIONS AND OFFICES
               BUSINESS ADDRESS                      WITH DEPOSITOR

               Lewis J. Alphin                          Director
               519 Bethel Church Road
               Mount Olive, NC  28365

               Keith W. Eckel                           Director
               1647 Falls Road
               Clarks Summit, PA 18411

               Willard J. Engel                         Director
               1100 East Main Street
               Marshall, MN 56258

               Fred C. Finney                           Director
               1558 West Moreland Road
               Wooster, OH 44691

               Charles L. Fuellgraf, Jr.                Director
               600 South Washington Street
               Butler, PA  16001

               Joseph J. Gasper           President and Chief Operating Officer
               One Nationwide Plaza                   and Director
               Columbus, OH  43215

               Henry S. Holloway                     Chairman of the
               1247 Stafford Road                  Board and Director
               Darlington, MD  21034

               Dimon Richard McFerson     Chairman and Chief Executive Officer-
               One Nationwide Plaza          Nationwide Insurance Enterprise
               Columbus, OH  43215                    and Director

               David O. Miller                          Director
               115 Sprague Drive
               Hebron, OH 43025

               C. Ray Noecker                           Director
               2770 Winchester Southern S.
               Ashville, OH 43103

               James F. Patterson                       Director
               8765 Mulberry Road
               Chesterland, OH  44026


                                  89 of 109

               NAME AND PRINCIPAL                 POSITIONS AND OFFICES
               BUSINESS ADDRESS                      WITH DEPOSITOR

               Arden L. Shisler                         Director
               1356 North Wenger Road
               Dalton, OH  44618

               Robert L. Stewart                        Director
               88740 Fairview Road
               Jewett, OH  43986

               Nancy C. Thomas                          Director
               10835 Georgetown Street NE
               Louisville, OH  44641

               Harold W. Weihl                          Director
               14282 King Road
               Bowling Green, OH  43402

               Gordon E. McCutchan              Executive Vice President,
               One Nationwide Plaza            Law and Corporate Services
               Columbus, OH  43215                    and Secretary

               Robert A. Oakley                 Executive Vice President-
               One Nationwide Plaza              Chief Financial Officer
               Columbus, OH  43215

               Robert J. Woodward Jr.           Executive Vice President
               One Nationwide Plaza             Chief Investment Officer
               Columbus, OH 43215

               James E. Brock                    Senior Vice President -
               One Nationwide Plaza              Life Company Operations
               Columbus, OH  43215

               W. Sidney Druen              Senior Vice President and General
               One Nationwide Plaza          Counsel and Assistant Secretary
               Columbus, OH  43215

               Harvey S. Galloway, Jr.    Senior Vice President-Chief Actuary-
               One Nationwide Plaza            Life, Health and Annuities
               Columbus, OH  43215

               Richard A. Karas              Senior Vice President - Sales -
               One Nationwide Plaza                Financial Services
               Columbus, OH  43215

               Michael D. Bleiweiss                  Vice President-
               One Nationwide Plaza           Individual Annuity Operations
               Columbus, OH  43215


                                  90 of 109

               NAME AND PRINCIPAL                 POSITIONS AND OFFICES
               BUSINESS ADDRESS                      WITH DEPOSITOR

               Matthew S. Easley                    Vice President -
               One Nationwide Plaza         Life Marketing and Administration
               Columbus, OH  43215                      Services

               Ronald L. Eppley                      Vice President-
               One Nationwide Plaza                     Pensions
               Columbus, OH  43215

               Timothy E. Murphy                     Vice President-
               One Nationwide Plaza                Strategic Marketing
               Columbus, Ohio  43215

               R. Dennis Noice                       Vice President-
               One Nationwide Plaza                 Retail Operations
               Columbus, OH  43215

               Joseph P. Rath
               One Nationwide Plaza                  Vice President
               Columbus, OH  43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     *    Subsidiaries for which separate financial statements are filed

     ** Subsidiaries included in the respective consolidated financial statements

     *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries


                                   91 of 109

                                      NO. VOTING
                                      SECURITIES
                           STATE     (SEE ATTACHED
                            OF       CHART) UNLESS
        COMPANY        ORGANIZATION    OTHERWISE          PRINCIPAL BUSINESS
                                       INDICATED

   Affiliate Agency, Inc.    Delaware              Life Insurance Agency

   Affiliate Agency of         Ohio                Life Insurance Agency
   Ohio, Inc.

   Allnations, Inc.            Ohio                Promotes cooperative
                                                   insurance corporations
                                                   worldwide

   American Marine           Florida               Underwriting Manager
   Underwriters, Inc.

   Auto Direkt Insurance     Germany               Insurance Company
   Company

   The Beak and Wire           Ohio                Radio Tower Joint Venture
   Corporation

   California Cash          California             Investment Securities Agent
   Management Company

   Colonial County Mutual     Texas                Insurance Company
   Insurance Company

   Colonial Insurance       California             Insurance Company
   Company of California

   Columbus Insurance        Germany               Insurance Broker
   Brokerage and Service
   GMBH

   Companies Agency, Inc.   Wisconsin              Insurance Broker

   Companies Agency         California             Insurance  Broker
   Insurance Services of
   California

   Companies Agency of       Alabama               Insurance Broker
   Alabama, Inc.

   Companies Agency of        Idaho                Insurance Broker
   Idaho, Inc.

   Companies Agency of      Illinois               Acts as Collection Agent for
   Illinois, Inc.                                  policies placed through
                                                   Brokers

   Companies Agency of       Kentucky              Insurance Broker
   Kentucky, Inc.

   Companies Agency of     Massachusetts           Insurance Broker
   Massachusetts, Inc.

   Companies Agency of       New York              Insurance Broker
   New York, Inc.

   Companies Agency of     Pennsylvania            Insurance Broker
   Pennsylvania, Inc.

   Companies Agency of       Arizona               Insurance Broker
   Phoenix, Inc.

   Companies Agency of        Texas                Insurance Broker
   Texas, Inc.

   Companies Annuity          Texas                Insurance Broker
   Agency of Texas, Inc.

   Countrywide Services      Delaware              Products Liability,
   Corporation                                     Investigative and Claims
                                                   Management Services

   Employers Insurance of   Wisconsin              Insurance Company
   Wausau A Mutual
   Company


                                   92 of 109

                                      NO. VOTING
                                      SECURITIES
                           STATE     (SEE ATTACHED
                            OF       CHART) UNLESS
        COMPANY        ORGANIZATION    OTHERWISE          PRINCIPAL BUSINESS
                                       INDICATED

** Employers Life           Wisconsin              Life Insurance Company
   Insurance Company of
   Wausau

   F & B, Inc.                 Iowa                Insurance Agency

   Farmland Mutual             Iowa                Insurance Company
   Insurance Company

   Financial Horizons        Alabama               Life Insurance Agency
   Distributors Agency of
   Alabama, Inc.

   Financial Horizons          Ohio                Life Insurance Agency
   Distributors Agency of
   Ohio, Inc.

   Financial Horizons        Oklahoma              Life Insurance Agency
   Distributors Agency of
   Oklahoma, Inc.

   Financial Horizons         Texas                Life Insurance Agency
   Distributors Agency of
   Texas, Inc.

 * Financial Horizons      Massachusetts           Investment Company
   Investment Trust

   Financial Horizons        Oklahoma              Broker Dealer
   Securities Corporation

   Gates, McDonald &           Ohio                Cost Control Business
   Company

   Gates, McDonald &          Nevada               Self-Insurance
   Company of Nevada                               Administration Claims
                                                   Examinations and Data
                                                   Processing Services

   Gates, McDonald &         New York              Workers Compensation Claims
   Company of New York,                            Administration
   Inc.

   Gates, McDonald Health      Ohio                Managed Care Organization
   Plus, Inc.

   Greater La Crosse        Wisconsin              Writes Commercial Health and
   Health Plans, Inc.                              Medicare Supplement
                                                   Insurance

   Insurance                   Ohio                Insurance Broker and
   Intermediaries, Inc.                            Insurance Agency

   Key Health Plan, Inc.    California             Pre-paid health plans

   Landmark Financial        New York              Life Insurance Agency
   Services of New York,
   Inc.

   Leben Direkt Insurance    Germany               Life Insurance Company
   Company

   Lone Star General          Texas                Insurance Agency
   Agency, Inc.

** MRM Investments, Inc.       Ohio                Owns and operates a
                                                   Recreational Ski Facility

** National Casualty         Michigan              Insurance Company
   Company

   National Casualty        Great Britain          Insurance Company
   Company of America, Ltd.

** National Premium and      Delaware              Insurance Administrative
   Benefit Administration                          Services
   Company

** Nationwide Advisory         Ohio                Registered Broker-Dealer,
   Services, Inc.                                  Investment Manager and
                                                   Administrator


                                   93 of 109

                                      NO. VOTING
                                      SECURITIES
                           STATE     (SEE ATTACHED
                            OF       CHART) UNLESS
        COMPANY        ORGANIZATION    OTHERWISE          PRINCIPAL BUSINESS
                                       INDICATED

   Nationwide Agency,          Ohio                Insurance Agency
   Inc.

   Nationwide                  Iowa                Insurance Company
   Agribusiness Insurance
   Company

   Nationwide Asset        Massachusetts           Investment Company
   Allocation Trust

   Nationwide Cash             Ohio                Investment Securities Agent
   Management Company

   Nationwide                  Ohio                Radio Broadcasting Business
   Communications, Inc.

   Nationwide Community        Ohio                Redevelopment of blighted
   Urban Redevelopment                             areas within the City of
   Corporation                                     Columbus, Ohio

   Nationwide Corporation      Ohio                Organized for the purpose of
                                                   acquiring, holding,
                                                   encumbering, transferring,
                                                   or otherwise disposing of
                                                   shares, bonds, and other
                                                   evidences of indebtedness,
                                                   securities, and contracts of
                                                   other persons, associations,
                                                   corporations, domestic or
                                                   foreign and to form or
                                                   acquire the control of other
                                                   corporations

   Nationwide Development      Ohio                Owns, leases and manages
   Company                                         commercial real estate

   Nationwide Financial      Delaware              Insurance Agency
   Institution
   Distributors Agency,
   Inc.

   Nationwide Financial      Delaware              Organized for the purpose of
   Services, Inc.                                  acquiring, holding,
                                                   encumbering, transferring,
                                                   or otherwise disposing of
                                                   shares, bonds, and other
                                                   evidences of indebtedness,
                                                   securities, and contracts of
                                                   other persons, associations,
                                                   corporations, domestic or
                                                   foreign and to form or
                                                   acquire the control of other
                                                   corporations

   Nationwide General          Ohio                Insurance Company
   Insurance Company

   Nationwide HMO, Inc.        Ohio                Health Maintenance
                                                   Organization

 * Nationwide Indemnity        Ohio                Reinsurance Company
   Company

   Nationwide Insurance        Ohio                Membership Non-Profit
   Enterprise Foundation                           Corporation

   Nationwide Insurance        Ohio                Investment Company
   Golf Charities, Inc.

   Nationwide Investing      Michigan              Investment Company
   Foundation

 * Nationwide Investing     Massachusetts          Investment Company
   Foundation II

   Nationwide Investment     Oklahoma              Registered Broker-Dealer
   Services Corporation                            in Deferred Compensation
                                                   Market

   Nationwide Investors        Ohio                Stock Transfer Agent
   Services, Inc.

** Nationwide Life and         Ohio                Life Insurance Company
   Annuity Insurance
   Company

   Nationwide Insurance        Ohio                Membership Non-Profit
   Golf Charities, Inc.                            Corporation

   Nationwide Investing      Michigan              Investment Company
   Foundation

 * Nationwide Investing    Massachusetts           Investment Company
   Foundation II

   Nationwide Investment     Oklahoma              Registered Broker-Dealer in
   Services Corporation                            Deferred Compensation Market

   Nationwide Investors        Ohio                Stock Transfer Agent
   Services, Inc.

** Nationwide Life and         Ohio                Life Insurance Company
   Annuity Insurance
   Company


                                   94 of 109

                                      NO. VOTING
                                      SECURITIES
                           STATE     (SEE ATTACHED
                            OF       CHART) UNLESS
        COMPANY        ORGANIZATION    OTHERWISE          PRINCIPAL BUSINESS
                                       INDICATED
** Nationwide Life             Ohio                Life Insurance Company
   Insurance Company

   Nationwide Lloyds          Texas                Texas Lloyds Company

   Nationwide  Management      Ohio                Develops and operates
   Systems, Inc.                                   Managed Care Delivery System

   Nationwide Mutual Fire      Ohio                Insurance Company
   Insurance Company

   Nationwide Mutual           Ohio                Insurance Company
   Insurance Company

   Nationwide Properties,      Ohio                Develops, owns and operates
   Ltd.                                            real estate and real estate
                                                   investments

   Nationwide Property         Ohio                Insurance Company
   and Casualty Insurance
   Company

   Nationwide Realty           Ohio                Develops, owns and operates
   Investors, Ltd.                                 real estate and real estate
                                                   investments

 * Nationwide Separate     Massachusetts           Investment Company
   Account Trust

   NEA Valuebuilder          Delaware              Life Insurance Agency
   Investor Services,
   Inc.

   NEA Valuebuilder          Alabama               Life Insurance Agency
   Investor Services of
   Alabama, Inc.

   NEA Valuebuilder          Arizona               Life Insurance Agency
   Investor Services of
   Arizona, Inc.

   NEA Valuebuilder        Massachusetts           Life Insurance Agency
   Investor Services of
   Massachusetts, Inc.

   NEA Valuebuilder          Montana               Life Insurance Agency
   Investor Services of
   Montana, Inc.

   NEA Valuebuilder           Nevada               Life Insurance Agency
   Investor Services of
   Nevada, Inc.

   NEA Valuebuilder            Ohio                Life Insurance Agency
   Investor Services of
   Ohio, Inc.

   NEA Valuebuilder          Oklahoma              Life Insurance Agency
   Investor Services of
   Oklahoma, Inc.

   NEA Valuebuilder           Texas                Life Insurance Agency
   Investor Services of
   Texas, Inc.


   NEA Valuebuilder          Wyoming               Life Insurance Agency
   Investor Services of
   Wyoming

   NEA Valuebuilder        Massachusetts           Life Insurance Agency
   Services Insurance
   Agency, Inc.

   Neckura General           Germany               Insurance Company
   Insurance Company

   Neckura Holding           Germany               Administrative Service for
   Company                                         Neckura Insurance Group

   Neckura Insurance         Germany               Insurance Company
   Company

   Neckura Life Insurance    Germany               Life Insurance Company
   Company

   NWE, Inc.                   Ohio                Special Investments


                                   95 of 109

                                      NO. VOTING
                                      SECURITIES
                           STATE     (SEE ATTACHED
                            OF       CHART) UNLESS
        COMPANY        ORGANIZATION    OTHERWISE          PRINCIPAL BUSINESS
                                       INDICATED

      PEBSCO of             Massachusetts         Markets and Administers
      Massachusetts                               Deferred Compensation
      Insurance Agency,                           Plans for Public Employees
      Inc.

      PEBSCO of Texas,         Texas              Markets and Administers
      Inc.                                        Deferred Compensation
                                                  Plans for Public Employees

      Pension Associates     Wisconsin            Pension plan
      of Wausau, Inc.                             administration, record
                                                  keeping and consulting and
                                                  compensation consulting

      Physicians Plus        Wisconsin            Health Maintenance
      Insurance                                   Organization
      Corporation

      Public Employees       Delaware             Marketing and
      Benefit Services                            Administration of Deferred
      Corporation                                 Employee Compensation
                                                  Plans for Public Employees

      Public Employees        Alabama             Markets and Administers
      Benefit Services                            Deferred Compensation
      Corporation of                              Plans for Public Employees
      Alabama

      Public Employees       Arkansas             Markets and Administers
      Benefit Services                            Deferred Compensation
      Corporation of                              Plans for Public Employees
      Arkansas

      Public Employees        Montana             Markets and Administers
      Benefit Services                            Deferred Compensation
      Corporation of                              Plans for Public Employees
      Montana

      Public Employees      New Mexico            Markets and Administers
      Benefit Services                            Deferred Compensation
      Corporation of New                          Plans for Public Employees
      Mexico

      Scottsdale Indemnity     Ohio               Insurance Company
      Company

      Scottsdale Insurance     Ohio               Insurance Company
      Company

      Scottsdale Surplus      Arizona             Excess and Surplus Lines
      Lines Insurance                             Insurance Company
      Company

      SVM Sales GmbH,         Germany             Sales support for Neckura
      Neckura Insurance                           Insurance Group
      Group

      Wausau Business        Illinois             Insurance Company
      Insurance Company

      Wausau General         Illinois             Insurance Company
      Insurance Company

      Wausau Insurance        United              Insurance and Reinsurance
      Company (U.K.)          Kingdom             Company
      Limited

      Wausau International  California            Special Risks, Excess and
      Underwriters                                Surplus Lines Insurance
                                                  Underwriting Manager

  **  Wausau Preferred       Wisconsin            Insurance and Reinsurance
      Health Insurance                            Company

      Wausau Service         Wisconsin            Holding Company
      Corporation

      Wausau Underwriters    Wisconsin            Insurance Company
      Insurance Company


                                   96 of 109

                                       NO. VOTING SECURITIES
                             STATE     (SEE ATTACHED CHART)
                               OF        UNLESS OTHERWISE
             COMPANY      ORGANIZATION      INDICATED        PRINCIPAL BUSINESS

*  MFS Variable Account        Ohio     Nationwide Life   Issuer of Annuity
                                        Separate Account  Contracts

*  NACo Variable               Ohio     Nationwide Life   Issuer of Annuity
   Account                              Separate Account  Contracts

*  Nationwide DC               Ohio     Nationwide Life   Issuer of Annuity
   Variable Account                     Separate Account  Contracts

*  Nationwide DCVA-II          Ohio     Nationwide Life   Issuer of Annuity
                                        Separate Account  Contracts

*  Separate Account No. 1      Ohio     Nationwide Life   Issuer of Annuity
                                        Separate Account  Contracts

*  Nationwide Multi-           Ohio     Nationwide Life   Issuer of Annuity
   Flex Variable                        Separate Account  Contracts
   Account

*  Nationwide VA               Ohio     Nationwide Life   Issuer of Annuity
   Separate Account-A                   and Annuity       Contracts
                                        Separate Account

*  Nationwide VA               Ohio     Nationwide Life   Issuer of Annuity
   Separate Account-B                   and Annuity       Contracts
                                        Separate Account

   Nationwide VA               Ohio     Nationwide Life   Issuer of Annuity
   Separate Account-C                   and Annuity       Contracts
                                        Separate Account

*  Nationwide VA               Ohio     Nationwide Life   Issuer of Annuity
   Separate Account-Q                   and Annuity       Contracts
                                        Separate Account

*  Nationwide Variable         Ohio     Nationwide Life   Issuer of Annuity
   Account                              Separate Account  Contracts

*  Nationwide Variable         Ohio     Nationwide Life   Issuer of Annuity
   Account-II                           Separate Account  Contracts

*  Nationwide Variable         Ohio     Nationwide Life   Issuer of Annuity
   Account-3                            Separate Account  Contracts

*  Nationwide Variable         Ohio     Nationwide Life   Issuer of Annuity
   Account-4                            Separate Account  Contracts

*  Nationwide Variable         Ohio     Nationwide Life   Issuer of Annuity
   Account-5                            Separate Account  Contracts

*  Nationwide Fidelity         Ohio     Nationwide Life   Issuer of Annuity
   Advisor Variable                     Separate Account  Contracts
   Account

*  Nationwide Variable         Ohio     Nationwide Life   Issuer of Annuity
   Account-6                            Separate Account  Contracts

*  Nationwide Variable         Ohio     Nationwide Life   Issuer of Annuity
   Account-8                            Separate Account  Contracts

*  Nationwide Variable         Ohio     Nationwide Life   Issuer of Annuity
   Account-9                            Separate Account  Contracts

*  Nationwide VL               Ohio     Nationwide Life   Issuer of Life
   Separate                             and Annuity       Insurance Policies
   Account-A                            Separate Account

*  Nationwide VL               Ohio     Nationwide Life   Issuer of Life
   Separate                             and Annuity       Insurance Policies
   Account-B                            Separate Account

*  Nationwide VL               Ohio     Nationwide Life   Issuer of Life
   Separate                             and Annuity       Insurance Policies
   Account-C                            Separate Account

                                   97 of 109

*  Nationwide VLI              Ohio     Nationwide Life   Issuer of Life
   Separate Account                     Separate Account  Insurance Policies

*  Nationwide VLI              Ohio     Nationwide Life   Issuer of Life
   Separate Account-2                   Separate Account  Insurance Policies

*  Nationwide VLI              Ohio     Nationwide Life   Issuer of Life
   Separate Account-3                   Separate Account  Insurance Policies


*  Nationwide VLI              Ohio     Nationwide Life   Issuer of Life
   Separate Account-4                   Separate Account  Insurance Policies


                                   98 of 109

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                               (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|    SAN DIEGO LOTUS      |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|     CORPORATION         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 748,212    |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
|100%          $29,000,000|       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
                              |   ---------------------------   |   ----------------------------  |  ||  --------------------------
--------------------------        |                         |       |                          |  |  ||  |                         |
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  --------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $861,761   |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |     COMPANIES AGENCY    |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |     OF ILLINOIS, INC.   |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 250        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |  |      |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |  |      |WSC-100%      $2,500     |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |  |      |         COMPANIES       |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |        CORPORATION       |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |  |      |------------  Shares     |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |  |------|                         |
|                         |       |                         |   |   |---------------  Shares   |  |      |                         |
|                         |       |                         |   |   |                          |  |      |                         |
|              Cost       |       |              Cost       |   |   |                Cost      |  |      |              Cost       |
|              ----       |       |              ----       |   |   |                ----      |  |      |              ----       |
|WSC-100%      $1,000     |       |WSC-100%      $1,000     |   |   |WSC-33 1/3%     $6,215,459|  |      |WSC-100%      $10,000    |
---------------------------       ---------------------------   |   ----------------------------  |      ---------------------------
                                                                |                                 |
                                                                |   ----------------------------  |      ---------------------------
                                                                |   |      PREVEA HEALTH       |  |      |    PENSION ASSOCIATES   |
                                                                |   |  INSURANCE PLAN, INC.    |  |      |      OF WAUSAU, INC.    |
                                                                |   |Common Stock: 3,000 Shares|  |      |Common Stock: 1,000      |
                                                                |   |------------              |  |      |------------  Shares     |
                                                                ----|                          |  -------|                         |
                                                                    |                          |         |                         |
                                                                    |              Cost        |         |Companies        Cost    |
                                                                    |              ----        |         |Agency, Inc.     ----    |
                                                                    |WSC-33 1/3%   $500,000    |         |(Wisconsin)-100% $10,000 |
                                                                    ----------------------------         ---------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:    3,136 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-24.5%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-24.5%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-7.7%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-7.7%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |             |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |             |    |                 Cost         |         |        |                 Cost         |
|                 ----         |             |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |             |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------             |    --------------------------------         |        --------------------------------
              |                              |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|        F & B, INC.           |             |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |             |    |     COMPANY OF CALIFORNIA    |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |             |    |          (COLONIAL)          |         |        |                              |
|------------                  |             |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |             |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |             |    |                 Cost         |         |        |                Cost          |
|Farmland                      |             |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |             |    |Casualty-100%    $11,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------             |    --------------------------------         |        --------------------------------
                                             |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|  NATIONWIDE AGRIBUSINESS     |             |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|     INSURANCE COMPANY        |             |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    1,000,000    |             |    |                              |         |        |                              |
|------------     Shares       |             |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |------------------|------------     Shares       |         |--------|------------     Shares       |
|                 ----         |                  |                 Cost         |         |        |                 Cost         |
|Casualty-99.9%   $26,714,335  |                  |                 ----         |         |        |                 ----         |
|Other Capital:                |                  |Casualty-100%    $150,000,000 |         |        |Neckura-100%     DM 1,656,925 |
|-------------                 |                  |                              |         |        |                              |
|Casualty-Ptd.    $   713,567  |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |          SCOTTSDALE          |         |        |       COLUMBUS INSURANCE     |
                                                  |        SURPLUS LINES         |         |        |      BROKERAGE AND SERVICE   |
                                                  |       INSURANCE COMPANY      |         |        |              GmbH            |
                                                  |                              |         |        |Common Stock:    1 Share      |
                                                  |                              |         |--------|------------                  |
                                                  |        "NEWLY FORMED"        |         |        |                 Cost         |
                                                  |                              |         |        |                 ----         |
                                                  |                              |         |        |Neckura-100%     DM 51,639    |
                                                  |                              |         |        |                              |
                                                  |                              |         |        |                              |
                                                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |      NATIONAL PREMIUM &      |         |        |          LEBEN DIREKT        |
                                                  |    BENEFIT ADMINISTRATION    |         |        |        INSURANCE COMPANY     |
                                                  |           COMPANY            |         |        |                              |
                                                  |Common Stock:    10,000       |         |        |Common Stock:    4,000 Shares |
                                                  |------------     Shares       |------------------|------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Scottsdale-100%  $10,000      |                  |Neckura-100%     DM 4,000,000 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------

                                                  --------------------------------                  --------------------------------
                                                  |         SVM SALES            |                  |          AUTO DIREKT         |
                                                  |            GmbH              |                  |       INSURANCE COMPANY      |
                                                  |                              |                  |                              |
                                                  |Common Stock:    50 Shares    |                  |Common Stock:    1,500 Shares |
                                                  |------------                  |                  |------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------


                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                              (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
        |------------     Shares       |     |    |                 Cost         |
        |                 Cost         |     |    |                 ----         |
        |                 ----         |     |    |Casualty-90%     $9,000       |
        |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
        --------------------------------     |    --------------------------------
                      ||                     |
        --------------------------------     |    --------------------------------
        |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
        |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
        |                              |     |    |                              |
        |Surplus Debentures            |     |    |Common Stock:    90 Shares    |
        |------------------            |     |----|------------                  |
        |                 Cost         |     |    |                 Cost         |
        |                 ----         |     |    |                 ----         |
        |Colonial         $500,000     |     |    |Casualty-100%    $9,000       |
        |Lone Star         150,000     |     |    |                              |
        --------------------------------     |    --------------------------------
                                             |
                                             |    --------------------------------                  --------------------------------
                                             |    |         NATIONWIDE           |                  |           THE BEAK AND       |
                                             |    |     COMMUNICATIONS, INC.     |                  |         WIRE CORPORATION     |
                                             |    |Common Stock:    14,750       |                  |                              |
                                             |    |------------     Shares       |                  |Common Stock:    750 Shares   |
                                             -----|                 Cost         |------------------|------------                  |
                                                  |                 ----         |                  |                 Cost         |
                                                  |Casualty-100%    $11,510,000  |                  |                 ----         |
                                                  |Other Capital:                |                  |NW Comm-100%     $531,000     |
                                                  |-------------                 |                  |                              |
                                                  |Casualty-Ptd.      1,000,000  |                  |                              |
                                                  --------------------------------                  --------------------------------
Subsidiary Companies -- Solid Line
Contractual Association -- Double Lines

March 6, 1997


                                                                                                                        (Left Side)
                                                NATIONWIDE INSURANCE ENTERPRISE(R)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |     ADVISORY SERVICES     |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|        (NW LIFE)          |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 68,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life--100% $58,070,003 |  |  | NW Life--100% $5,996,261  |  ||  | NFIDIA--100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |   INVESTOR SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------  Shares      |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life--100% $35,971,375 |  |  | NW Adv. Serv.--100% $5,000|  ||  | NFIDIA--100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life--100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
| NATIONWIDE LIFE INSURANCE |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|    COMPANY OF NEW YORK    |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Common Stock:             |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |__||==|          AGENCY OF       |
|               Cost        |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|               ----        |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life--100%             |  |  |                           |  ||  |               ----        |      |                          |
| (Proposed)                |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    |  |  |                           |  ||
| ------                    |  |  |                           |==||
|                           |  |  |                           |  ||
|                           |  |  |                           |  ||
| NW Life--90%              |  |  |                           |  ||
| NW Mutual--10%            |  |  |      COMMON LAW TRUST     |  ||
 ---------------------------   |   ---------------------------   ||
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |      SEPARATE ACCOUNT     |  ||
|                           |  |  |            TRUST          |  ||
| Units:                    |  |  |                           |  ||
| ------                    |__|  |                           |__||
|                           |     |                           |
|                           |     |                           |
| NW Life--97.6%            |     |                           |
| NW Mutual--2.4%           |     |      COMMON LAW TRUST     |
 ---------------------------       ---------------------------


                                                                                                                           (Center)
                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |              ----------------------------------------------------
                                                                 |              |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                |
              ----------------------------------------------------------------------------------------------------------------------
              |                                     |                                |                             |
 ---------------------------     --------------------------       -----------------------------      ----------------------------
|    NATIONWIDE FINANCIAL   |   |   MRM INVESTMENTS, INC.   |    |      WEST COAST LIFE        |    |    NATIONAL CASUALTY       |
|    SERVICES, INC. (NFS)   |   |                           |    |     INSURANCE COMPANY       |    |         COMPANY            |
|                           |   |                           |    |                             |    |           (NC)             |
| Common Stock: Control     |   | Common Stock: 1           |    | Common Stock: 1,000,000     |    | Common Stock: 100          |
| ------------  -------     |   | ------------  Share       |    | ------------  Shares        |    | ------------  Shares       |
|                           |   |                           |    |                             |    |                            |
|                           |   |               Cost        |    |               Cost          |    |                Cost        |
| Class A     Public--100%  |   |               ----        |    |               ----          |    |                ----        |
| Class B     NW Corp--100% |   | NW Corp.--100% $1,339,218 |    | NW Corp.--100% $152,946,930 |    | NW Corp.--100% $73,442,439 |
 ---------------------------     ---------------------------      -----------------------------      ----------------------------
             |                                                                                                     |
--------------------------------------------------------------------------------                                   |
                             |                                                  |                                  |
                ---------------------------                       ---------------------------        ----------------------------
               | PUBLIC EMPLOYEES BENEFIT  |                     |      NEA VALUEBUILDER       |    |   NCC OF AMERICA, INC.     |
               |   SERVICES CORPORATION    |                     |   INVESTOR SERVICES, INC.   |    |         (INACTIVE)         |
               |         (PEBSCO)          |                     |             (NEA)           |    |                            |
               | Common Stock: 236,494     |==||                 | Common Stock: 500           |    |                            |
               | ------------  Shares      |  ||                 | ------------  Shares        |    |                            |
               |                           |  ||                 |                             |    |                            |
               | NFS--100%                 |  ||                 | NFS--100%                   |    | NFS--100%                  |
                ---------------------------   ||                  -----------------------------      ----------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |          ALABAMA          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |     OF ALABAMA, INC.      |  ||
               | Common Stock: 100,000     |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%      $5,000     |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |         ARKANSAS          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF ARIZONA, INC      |  ||
               | Common Stock: 50,000      |  ||  | Common Stock: 100         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $1,000      |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |  PEBSCO OF MASSACHUSETTS  |  ||  |     NEA VALUEBUILDER      |  ||
               |  INSURANCE AGENCY, INC.   |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF MONTANA, INC.     |  ||
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |          MONTANA          |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF NEVADA, INC.      |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 500         |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|       OF OHIO, INC.       |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |        NEW MEXICO         |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF WYOMING, INC.     |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|     OF OKLAHOMA, INC.     |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ----------------------------
               |                           |  ||  |     NEA VALUEBUILDER      |  ||  |                            |
               |                           |  ||  |    SERVICES INSURANCE     |  ||  |                            |
               |         PEBSCO OF         |  ||  |       AGENCY, INC.        |  ||  |      NEA VALUEBUILDER      |
               |        TEXAS, INC.        |  ||  | Common Stock: 100         |  ||  |      INVESTOR SERVICES     |
               |                           |==||  | ------------  Shares      |__||==|        OF TEXAS, INC.      |
               |                           |      |                           |      |                            |
               |                           |      |               Cost        |      |                            |
               |                           |      |               ----        |      |                            |
               |                           |      | NEA--100%     $1,000      |      |                            |
                ---------------------------        ---------------------------        ----------------------------


                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|











----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |    NATIONWIDE HMO, INC.      |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |         (NW HMO)             |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP.--100%  $25,683,532 |  |  | NW CORP.--100%  $126,509,480 |  |  | NW CORP.--100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   250,000      |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | GATES--100%     $106,947    |  |  | NW CORP.--100%  $57,413,193  |  |  | Inc.--100%      $25,149      |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |     KEY HEALTH PLAN, INC.    |  |  |          NATIONWIDE          |
           |   |         OF NEVADA           |  |  |                              |  |  |          AGENCY, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   40          |  |  | Common Stock:   1,000        |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | Gates--100%     $93,750     |     | ELIOPW--80%  $2,700,000      |  |  | Inc.--99%       $116,077     |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |
           |    -----------------------------
           |   |      GATES, MCDONALD        |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | NW CORP.--100%  $2,000,000  |
                -----------------------------


                                                                                    Subsidiary Companies -- Solid Line

                                                                                    Contractual Association -- Double Lines


                                                                                                                  March 6, 1997

                                                                                                                         Page 2


                                  100 of 109

Item 27.  NUMBER OF CONTRACT OWNERS
          The number of contract Owners of Qualified and Non-Qualified Contracts as of July 31, 1997 was 4,596 and 9,958, respectively.


Item 28.  INDEMNIFICATION
          Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITER
          (a) The principal underwriter is Fidelity Investments Institutional Services Company, Inc. which does not act as principal underwriter, depositor, sponsor, or investment adviser to any other investment company.

          (b)
          NAME AND PRINCIPAL
          BUSINESS ADDRESS      POSITIONS AND OFFICES WITH UNDERWRITER
          William F. Devin      Director
          Edward C. Johnson 3d  Director
          Richard G. Malconian  President
          Charles Delle Donne   Sevior Vice President and Regional Manager
          David Liebrock        Senior Vice President and Regional Manager
          Nishan Vartabedian    Senior Vice President and Regional Manager
          James M. McKinney     Senior Vice President
          Lorrayne Chu          Senior Vice President
          Thomas T. Bieniek     Senior Vice President
          Marie Harrigan        Senior Vice President
          Brian A. Clancey      Senior Vice President
          William Adair         Senior Vice President, Broker/Dealer
          Gregory Brakovich     Senior Vice President, Broker/Dealer
          Virginia M. Meany     Senior Vice President, Clinet Services
          Robert MacDonald      Senior Vice President, Insurance Market
          Reed Tupper           Senior Vice President, Insurance Market
          Arthur S. Loring      Senior Vice President, Clerf and General Counsel
          Susan Pfau            Vice President, Fianance
          Joseph Collins        Vice President, Human Resources
          Robert Sauvageau      Vice President, Systems


                                  101 of 109

          Michael P. Castellano  Financial Operations Officer
          Lois Towers            Compliance Officer
          Steven Jonas           Treasurer
          John D. Crumrine       Assistant Treasurer
          David C. Weinstein     Assistant Clerk

          (c)  Not applicable

          The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109

Item 30.  LOCATION OF ACCOUNTS AND RECORDS
          Robert O. Cline
          Nationwide Life Insurance Company
          One Nationwide Plaza
          Columbus, OH  43216

Item 31.  MANAGEMENT SERVICES
          Not Applicable

Item 32.  UNDERTAKINGS
          The Registrant hereby undertakes to:

          (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
          (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
          (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code are issued by the the Company through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commision to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

          The Company represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  102 of 109

                                   Offered by
                        Nationwide Life Insurance Company




                        NATIONWIDE LIFE INSURANCE COMPANY




                  Nationwide Fidelity Advisor Variable Account

      Individual Modified Single Premium Deferred Variable Annuity Contract



                                   PROSPECTUS




                                   May 1, 1997


                                   103 of 109

ACCOUNTANTS' CONSENT AND INDEPENDENT AUDITORS' REPORT ON FINANCIAL STATEMENT SCHEDULES

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of the Nationwide Fidelity Advisor Variable Account:


The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 31, 1997 included the related financial statement schedules as of December 31, 1996, and for each of the years in the three-year period ended December 31, 1996, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth herein.

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                           KPMG Peat Marwick LLP

Columbus, Ohio
April 28, 1997


                                  104 of 109

                                  105 of 109

                                  106 of 109

                                  107 of 109

                                  108 of 109

                                   SIGNATURES


          As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 2nd day of September, 1997.

                                   NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                                  ----------------------------------------------
                                                   (Registrant)

                                         NATIONWIDE LIFE INSURANCE COMPANY
                                  ----------------------------------------------
                                                    (Depositor)

                                                By /s/ JOSEPH P. RATH
                                  ----------------------------------------------
                                                Joseph P. Rath
                                                Vice President


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 2nd day of September, 1997.



          SIGNATURE                             TITLE


LEWIS J. ALPHIN                              Director
------------------------------
Lewis J. Alphin

KEITH W. ECKEL                               Director
------------------------------
Keith W. Eckel

WILLARD J. ENGEL                             Director
------------------------------
Willard J. Engel

FRED C. FINNEY                               Director
------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                    Director
------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                  President/Chief Operating Officer
------------------------------    and Director
Joseph J. Gasper

HENRY S. HOLLOWAY                 Chairman of the Board and Director
------------------------------
Henry S. Holloway

DIMON RICHARD MCFERSON            Chairman and Chief Executive
------------------------------    Officer - Nationwide Insurance
Dimon Richard McFerson            Enterprise and Director

DAVID O. MILLER                              Director
------------------------------
David O. Miller

C. RAY NOECKER                               Director
------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                  Executive Vice President-Chief Financial
------------------------------    Officer
Robert A. Oakley

JAMES F. PATTERSON                            Director     By /s/ JOSEPH P. RATH
------------------------------                             ---------------------
James F. Patterson                                             Joseph P. Rath
                                                              Attorney-in-Fact
ARDEN L. SHISLER                             Director
------------------------------
Arden L. Shisler

ROBERT L. STEWART                            Director
------------------------------
Robert L. Stewart

NANCY C. THOMAS                              Director
------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                              Director
------------------------------
Harold W. Weihl


                                   109 of 109